               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-64872

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 17                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-7820

     Amendment No. 17                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: August 1, 2000

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on August 1, 2000 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[front cover]

Your
AMERICAN CENTURY
prospectus

Large Cap Value Fund
Value Fund
Small Cap Value Fund
Equity Income Fund

                                                                 AUGUST 1, 2000
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                   Funds Distributor, Inc. and
                                                   American Century Investment
                                                  Services, Inc., Distributors

[american century logo(reg.sm)]
American
Century

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more impor-tantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the funds performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

Sincerely,

[signature of Mark Killen]
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[left margin]

                        [american century logo(reg.sm)]
                                    American
                                    Century

                                American Century
                                   Investments

                                P.O. Box 419200
                                 Kansas City, MO
                                   64141-6200

        Large Cap Value Fund
     Value Fund
     Small Cap Value Fund
     Equity Income Fund

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of finger pointing]

This symbol highlights special information and helpful tips.

                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Large Cap Value, Value and Small Cap Value seek long-term capital growth. Income is a secondary objective.

Equity Income seeks current income. Capital appreciation is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Large Cap Value, Value and Small Cap Value, the fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to , or is higher than, a level the managers believe more accurately reflects the fair value of the company. For Equity Income, the fund managers look for stocks of companies with a favorable dividend-paying history and secondarily, for potential increase in share price.

The chart below shows the primary differences among the funds. A more detailed description of the funds' investment strategies and risks begins on page 8 .

Fund               Primary Investments
----------------------------------------------------------------------------------------
Large Cap Value    Equity securities of larger companies
----------------------------------------------------------------------------------------
Value              Equity securities of small, medium and large companies
----------------------------------------------------------------------------------------
Small Cap Value    Equity securities of smaller companies
----------------------------------------------------------------------------------------
Equity Income      Equity securities of companies with a favorable dividend-paying history

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.

If the market does not consider the individual stocks purchased by the funds to be undervalued, if their stock prices decline, or if the stocks purchased by
Equity Income do not continue or increase dividend payments, the value of the funds' shares may decline, even if stock prices generally are rising.

The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but also may present greater risks.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth and income from your investment

*  comfortable with the risks associated with the funds' investment strategies

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for a short period of time

*  not seeking income from an equity investment

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of finger pointing]

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

4        American Century Investments                             1-800-345-2021

FUND PERFORMANCE HISTORY

VALUE FUND
SMALL CAP VALUE FUND
EQUITY INCOME FUND

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Investor Class shares for each full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year. Large Cap Value is not included because it does not yet have a full calendar year of performance.

[bar chart data below]

Value
1999    -0.80%
1998     4.99%
1997    26.01%
1996    24.25%
1995    32.80%

Small Cap Value
1999    -0.86%

Equity Income
1999    -0.18%
1998    12.97%
1997    28.26%
1996    23.31%
1995    29.63%
1994     3.99%

(1) As of June 30, 2000, the end of the most recent calendar quarter, the funds'
    year-to-date returns were: Value, -3.72%; Small Cap Value, 11.05%; and
    Equity Income, 0.20% .

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                         Highest                     Lowest
--------------------------------------------------------------------------------
Value                    18.45% (2Q 1999)            -11.00% (3Q 1999)
--------------------------------------------------------------------------------
Small Cap Value          15.80% (2Q 1999)            -7.88% (3Q 1999)
--------------------------------------------------------------------------------
Equity Income            14.19% (4Q 1998)            -6.23% (3Q 1998)

[left margin]

[graphic of finger pointing]

The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

www.americancentury.com                         American Century Investments   5

Average Annual Returns

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated. The S&P 500 is viewed as a broad measure of U.S. stock performance, while the S&P 500/BARRA Value Index consists of S&P 500 stocks that have lower price/book ratios and, in general, share other characteristics associated with value stocks. The Lipper
Multicap Value Index is an index of multicap value funds that have management styles similar to Value.

Value's benchmark was changed from the S&P 500/BARRA Value Index to the
Lipper Multicap Value Index beginning January 1, 2000. The fund's advisor believes the latter index better represents the types of value stocks in which the fund invests.

The S&P SmallCap 600/BARRA Value Index consists of S&P 600 stocks that have lower price/book ratios. The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation.

The Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds. Large Cap Value is not included because it does not yet have a full calendar year of performance.

For the calendar year ended December 31, 1999       1 year     5 years     Life of  Fund (1)
----------------------------------------------------------------------------------------------
Value                                               -0.80%     16.70%      14.22%
Lipper Multicap Value Index                          5.94%     17.82%      12.70%
S&P 500 Index                                       21.04%     28.56%      22.49%
S&P 500/BARRA Value Index                           12.72%     22.94%      17.67%
----------------------------------------------------------------------------------------------
Small Cap Value                                     -0.86%      N/A         1.70%
S&P SmallCap 600/BARRA Value Index                   3.03%      N/A         0.41%
----------------------------------------------------------------------------------------------
Equity Income                                       -0.18%     18.24%      16.85%
Lipper Equity Income Index                           4.19%     17.80%      16.07%
S&P 500 Index                                       21.04%     28.56%      26.43%

(1) The inception dates for the funds are Value, September 1, 1993; Small Cap
Value, July 31, 1998; and Equity Income, August 1, 1994.

[left margin]

[graphic of finger pointing]

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

6        American Century Investments                             1-800-345-2021

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                   Management      Distribution and          Other             Total Annual Fund
                   Fee             Service (12b-1) Fees      Expenses(2)       Operating Expenses
---------------------------------------------------------------------------------------------------
Large Cap Value    0.90%(1)        None                      0.00%             0.90%
---------------------------------------------------------------------------------------------------
Value              1.00%           None                      0.00%             1.00%
---------------------------------------------------------------------------------------------------
Small Cap Value    1.25%           None                      0.00%             1.25%
---------------------------------------------------------------------------------------------------
Equity Income      1.00%           None                      0.00%             1.00%

1 Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

2 Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel, as well as interest, were less than 0.005%
for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                           1 year       3 years          5 years         10 years
----------------------------------------------------------------------------------
Large Cap Value             $92           $286            $497            $1,104
----------------------------------------------------------------------------------
Value                       $102          $318            $551            $1,219
----------------------------------------------------------------------------------
Small Cap Value             $127          $395            $683            $1,503
----------------------------------------------------------------------------------
Equity Income               $102          $318            $551            $1,219

[left margin]

[graphic of finger pointing]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                        American Century Investments   7

OBJECTIVES, STRATEGIES AND RISKS

LARGE CAP VALUE FUND
VALUE FUND
SMALL CAP VALUE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. Income is a secondary objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up. Large Cap Value's managers also consider the diversification of the fund in determining when to sell securities.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the funds' assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

In the event of exceptional market or economic conditions, a fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. A fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

8        American Century Investments                             1-800-345-2021

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

* Large Cap Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S.
equity securities of issuers ranking generally among the 1,000 largest companies in the United States as measured by their MARKET CAPITALIZATION.

* Value invests in companies of all sizes. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities.
Although the fund managers invest in companies of all sizes, the fund's overall characteristics are most similar to those in the mid-cap arena.

* Small Cap Value invests primarily in smaller companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S.
equity securities of issuers that the fund managers believe to be smaller companies as measured by their market capitalization. The fund managers consider smaller companies to include those with a market capitalization no bigger than that of the largest company in the S&P SMALLCAP 600/BARRA VALUE INDEX.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by a fund to be undervalued, the value of a fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value generally invests in smaller companies than American
Century's similarly managed value funds (such as Value, Large Cap Value and
Equity Income), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

[left margin]

MARKET CAPITALIZATION is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share

The S&P SMALLCAP 600/BARRA VALUE INDEX is an unmanaged stock index that tracks the performance of small companies that may be attractive to investors using the value style of investing. As of June 30, 2000, the largest company contained in the index had a market capitalization of $3.4 billion, while the median company in the index had a market capitalization of $363 million.

www.americancentury.com                         American Century Investments   9

EQUITY INCOME FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVES?

Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Secondarily, the fund managers look for the possibility that the stock price may increase. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 65% of its assets in U.S.
equity securities. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

10       American Century Investments                             1-800-345-2021

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

If the individual stocks purchased by the fund do not continue or increase dividend payments, or if their stock price does not increase, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally are rising.

The value of the fund's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

www.americancentury.com                      American Century Investments   11

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of each fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average  Net
Assets for the Most Recent Fiscal Year Ended March 31, 2000
--------------------------------------------------------------------------------
Large Cap Value                                                          0.90%
--------------------------------------------------------------------------------
Value                                                                    1.00%
--------------------------------------------------------------------------------
Small Cap Value                                                          1.25%
--------------------------------------------------------------------------------
Equity Income                                                            1.00%

12       American Century Investments                             1-800-345-2021

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings, and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below.

Large Cap Value

MARK MALLON

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in April 1997. From
August 1978 until he joined American Century, he was employed in several positions by Federated Investors and served as President and Chief Executive
Officer of Federated Investment Counseling and Executive Vice President of
Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered
Financial Analyst.

CHARLES RITTER

Mr. Ritter, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and
Portfolio Manager. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an MBA from the
University of Chicago. He is a Chartered Financial Analyst.

Value and Equity Income

PHILLIP N. DAVIDSON

Mr. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Value and Equity Income since joining American
Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and
Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.

SCOTT A. MOORE

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages Value and Equity Income since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment
Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri-Columbia. He is a
Chartered Financial Analyst.

[left margin]

[graphic of finger pointing]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

www.americancentury.com                       American Century Investments   13

Small Cap Value

R. TODD VINGERS

Mr. Vingers, Portfolio Manager, has been a member of the team that manages Small
Cap Value since its inception in July 1998. He joined American Century in August
1994 as an Investment Analyst. He has a bachelor's degree in business administration from the University of St. Thomas and an MBA in finance and accounting from the University of Chicago. He is a Chartered Financial Analyst.

BENJAMIN Z. GIELE

Mr. Giele, Portfolio Manager, has been a member of the team that manages Small
Cap Value since its inception in July 1998 and Portfolio Manager since February
1999. He joined American Century in May 1998 as an Investment Analyst. Before
joining American Century, he served as an Investment Analyst at USAA Investment
Management Company from June 1995 to May 1998 and as an Investment Analyst at
Texas Commerce Investment Management from July 1992 to June 1995. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas-Austin. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

14        American Century Investments                             1-800-345-2021

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE
Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE
www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT
Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES
Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

www.americancentury.com                         American Century Investments  15

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

--------------------------------------------------------------------------------

AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE
Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT
Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information

       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name

* Your American Century account number*

* Your name

* The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS Follow the wire instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES Not available.

--------------------------------------------------------------------------------
IN PERSON

[graphic of person]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                               4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday        8 a.m. to 6 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road                        9445 East County Line Road, Suite A
Mountain View, California                   Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 6 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

16        American Century Investments                             1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                             $2,500
--------------------------------------------------------------------------------
Traditional IRA                                 $1,000
--------------------------------------------------------------------------------
Roth IRA                                        $1,000
--------------------------------------------------------------------------------
Education IRA                                   $500
--------------------------------------------------------------------------------
UGMA/UTMA                                       $2,500
--------------------------------------------------------------------------------
403(b)                                          $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans                      $2,500(2)

(1) American Century will waive the minimum if: (a) you contribute at least $50 a month in each fund you select or, (b) your plan contribution is less than $50 a month and is invested in one fund.

(2) The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

www.americancentury.com                      American Century Investments   17

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

[left margin]

[graphic of finger pointing]

A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

18       American Century Investments                             1-800-345-2021

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized these intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[left margin]

[graphic of finger pointing]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

www.americancentury.com                        American Century Investments   19

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized on the sale of investment securities.

The funds pay distributions of substantially all of their income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem.
If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

20        American Century Investments                             1-800-345-2021

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution       Tax Rate for 15% Bracket  Tax Rate for 28% Bracket or Above
--------------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------------
Long-term capital gains    10%                       20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]

[graphic of finger pointing]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

www.americancentury.com                       American Century Investments   21

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Investor Class shares and have no up-front or deferred charges, commissions, or
12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

22        American Century Investments                             1-800-345-2021

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- the operating expenses as a percentage of average net asset

*  NET INCOME RATIO -- the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended March 31, 2000, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com                       American Century Investments   23

LARGE CAP VALUE FUND
Investor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data

                                                                         2000(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $5.00
                                                                       ---------
Income From Investment Operations
  Net Investment Income(2)                                                0.05
  Net Realized and Unrealized Loss on Investment Transactions            (0.41)
                                                                       ---------
  Total From Investment Operations                                       (0.36)
                                                                       ---------
Distributions
  From Net Investment Income                                             (0.05)
                                                                       ---------
Net Asset Value, End of Period                                           $4.59
                                                                       =========
  Total Return(3)                                                        (7.22)%

Ratios/Supplemental Data
                                                                         2000(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                         0.90% (4)
Ratio of Net Investment Income to Average Net Assets                      1.72% (4)
Portfolio Turnover Rate                                                     51%
Net Assets, End of Period (in thousands)                                 $12,67

(1)  July 30, 1999 (inception) through March 31, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

24       American Century Investments                             1-800-345-2021

VALUE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                     2000      1999       1998       1997       1996
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $5.77     $7.73      $6.58       $6.32      $5.46
                                                -------------------------------------------------------
Income From  Investment Operations
  Net Investment Income(1)                           0.09      0.08       0.10        0.12       0.13
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                           (0.01)    (0.80)      2.35        0.87       1.34
                                                 ------------------------------------------------------
  Total From Investment Operations                   0.08     (0.72)      2.45        0.99       1.47
                                                 -----------------------------------------------------
Distributions
  From Net Investment Income.                       (0.09)    (0.09)     (0.10)      (0.12)     (0.12)
  In Excess of Net Investment Income                  --         --        --         --(2)     (0.01)
  From Net Realized Gains on Investment Transactions .--      (1.15)     (1.20)      (0.61)     (0.48)
  In Excess of Net Realized Gains on
  Investment Transactions                           (0.41)       --        --         --         --
                                                 -------------------------------------------------------
  Total Distributions                               (0.50)    (1.24)     (1.30)      (0.73)     (0.61)
                                                 ------------------------------------------------------
Net Asset Value, End of Period                      $5.35     $5.77      $7.73       $6.58      $6.32
                                                 =======================================================
  Total Return(3)                                   1.42%    (9.88)%     39.94%     15.92%     28.06%
Ratios/Supplemental Data
                                                    2000       1999       1998       1997       1996
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets   1.00%      1.00%      1.00%     1.00%      0.97%
Ratio of Net Investment Income to Average Net Assets 1.48%     1.19%      1.38%     1.86%      2.17%
Portfolio Turnover Rate                              115%       130%       130%      111%       145%
Net Assets, End of Period (in thousands)         $1,388,646  $1,719,367 $2,713,562  $1,743,582 $881,885

(1)  Computed using average shares outstanding throughout the period.

(2)  Per share amount was less than $0.005.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

 www.americancentury.com                             American Century Investments  25

SMALL CAP VALUE FUND
Investor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data

                                                           2000         1999(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $4.73         $5.00
                                                   -----------------------------
Income From Investment Operations
  Net Investment Income(2)                                  0.05          0.03
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                0.60         (0.24)
                                                   -----------------------------
  Total From Investment Operations                          0.65         (0.21)
                                                   -----------------------------
Distributions
  From Net Investment Income                               (0.06)        (0.02)
  From Net Realized Gains on Investment Transactions       (0.17)        (0.02)
  In Excess of Net Realized Gains on
  Investment Transactions                                  (0.11)        (0.02)
                                                   -----------------------------
  Total Distributions                                      (0.34)        (0.06)
                                                   -----------------------------
Net Asset Value, End of Period                             $5.04         $4.73
                                                   =============================
  Total Return(3)                                         14.37%       (4.24)%
Ratios/Supplemental Data
                                                           2000        1999(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.25%      1.25%(4)
Ratio of Net Investment Income to Average Net Assets       1.04%      1.02%(4)
Portfolio Turnover Rate                                     178%        153%
Net Assets, End of Period (in thousands)                  $17,690     $11,410

(1)  July 31, 1998 (inception) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

26           American Century Investments                             1-800-345-2021

EQUITY INCOME FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                        2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $5.95      $7.15       $6.31        $6.10       $5.42
                                                 --------------------------------------------------------------
Income From Investment Operations
  Net Investment Income(1)                               0.21        0.22        0.25        0.22        0.20
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                                0.03      (0.23)        1.99        0.75        1.13
                                                 --------------------------------------------------------------
  Total From Investment Operations                       0.24      (0.01)        2.24        0.97        1.33
                                                 --------------------------------------------------------------
Distributions
  From Net Investment Income.                           (0.21)      (0.23)      (0.24)      (0.21)      (0.19)
  In Excess of Net Investment Income                      --          --          --        --(2)       (0.01)
  From Net Realized Gains on Investment Transactions    (0.02)      (0.96)      (1.16)      (0.55)      (0.45)
  In Excess of Net Realized Gains on
Investment Transactions                                 (0.46)       --          --          --          --
                                                 ---------------------------------------------------------------
  Total Distributions                                   (0.69)      (1.19)      (1.40)      (0.76)      (0.65)
                                                 ---------------------------------------------------------------
Net Asset Value, End of Period                          $5.50       $5.95       $7.15       $6.31       $6.10
                                                 ===============================================================
  Total Return(3)                                        3.88%     (0.44)%      37.78%      16.24%      25.67%
Ratios/Supplemental Data
                                                         2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       1.00%       1.00%       1.00%       1.00%        0.98%
Ratio of Net Investment Income to Average Net Assets    3.41%       3.31%       3.52%       3.46%        3.51%
Portfolio Turnover Rate                                  141%        180%        158%        159%         170%
Net Assets, End of Period (in thousands)             $282,692    $296,585     $355,962    $199,388     $116,692

(1)  Computed using average shares outstanding throughout the period.

(2)  Per share amount was less than $0.005.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                                        American Century Investments   27

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.

                         Call 202-942-8090 for location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

                        [american century logo (reg.sm)]
                                    American
                                    Century

                          American Century Investments
                               P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0008
SH-PRS-20873

Your
AMERICAN CENTURY
prospectus

Large Cap Value Fund
Value Fund
Small Cap Value Fund
Equity Income Fund

                                                                 AUGUST 1, 2000
                                                                  ADVISOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                     Funds Distributor, Inc. and
                                                     American Century Investment
                                                    Services, Inc., Distributors

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the funds performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

Sincerely,

[signature of Mark Killen}
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[left margin]

                        [american century logo (reg.sm)]
                                    American
                                    Century

                                American Century
                                   Investments

                                P.O. Box 419385
                                 Kansas City, MO
                                   64141-6385

     Large Cap Value Fund
     Value Fund
     Small Cap Value Fund
     Equity Income Fund

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of finger pointing]

This symbol highlights special information and helpful tips.

                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Large Cap Value, Value and Small Cap Value seek long-term capital growth. Income is a secondary objective.

Equity Income seeks current income. Capital appreciation is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Large Cap Value, Value and Small Cap Value, the fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. For Equity Income, the fund managers look for stocks of companies with a favorable dividend-paying history and secondarily, for potential increase in share price.

The chart below shows the primary differences among the funds. A more detailed description of the funds' investment strategies and risks begins on page 7.

Fund                  Primary Investments
--------------------------------------------------------------------------------------------
Large Cap Value       Equity securities of larger companies
--------------------------------------------------------------------------------------------
Value                 Equity securities of small, medium and large companies
--------------------------------------------------------------------------------------------
Small Cap Value       Equity securities of smaller companies
--------------------------------------------------------------------------------------------
Equity Income         Equity securities of companies with a favorable dividend-paying history

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.

If the market does not consider the individual stocks purchased by the funds to be undervalued, if their stock prices decline, or if the stocks purchased by
Equity Income do not continue or increase dividend payments, the value of the funds' shares may decline, even if stock prices generally are rising.

The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but also may present greater risks.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth and income from your investment

*  comfortable with the risks associated with the funds' investment strategies

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for a short period of time

*  not seeking income from an equity investment

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of finger pointing]

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

4        American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

VALUE FUND
EQUITY INCOME FUND

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year. Large Cap Value and Small Cap Value are not included because the Advisor Class of those funds does not yet have a full calendar year of performance.

[bar chart data below]

Value
1999     -0.87%
1998      4.55%
1997     25.73%

Equity Income
1999     -0.28%
1998     12.29%

(1) As of June 30, 2000, the end of the most recent calendar quarter, the funds'
year-to-date returns were: Value, -3.85% and Equity Income, 0.06%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                     Highest                    Lowest
--------------------------------------------------------------------------------
Value                18.20% (2Q 1999)           -10.93% (3Q 1999)
--------------------------------------------------------------------------------
Equity Income        13.95% (4Q 1998)           -6.25% (3Q 1998)

Average Annual Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares for the periods indicated. The S&P 500 is viewed as a broad measure of U.S. stock performance, while the S&P 500/BARRA Value Index consists of S&P 500 stocks that have lower price/book ratios and, in general, share other characteristics associated with value stocks. The Lipper
Multicap Value Index is an index of multicap value funds that have management styles similar to Value.

Value's benchmark was changed from the S&P 500/BARRA Value Index to the
Lipper Multicap Value Index beginning January 1, 2000. The fund's advisor believes the latter index better represents the types of value stocks in which the fund invests.

The Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds. Large Cap Value and Small Cap Value are not included because the Advisor Class of those funds does not yet have a full calendar year of performance.

For the calendar year ended December 31, 1999     1 year            Life of Fund (1)
--------------------------------------------------------------------------------
Value                                          -0.87%               11.02%
Lipper Multicap Value Index                     5.94%               14.48%
S&P 500 Index                                  21.04%               28.31%
S&P 500/BARRA Value Index                      12.72%               20.63%
--------------------------------------------------------------------------------
Equity Income                                  -0.28%               12.34%
Lipper Equity Income Index                      4.19%               12.58%
S&P 500 Index                                  21.04%               25.99%

(1) The inception dates for the funds are Value, October 2, 1996 and Equity
Income, March 7, 1997.

Performance Information of Other Class

The original class of shares of the funds was the Investor Class. For information about the historical performance of the original class of shares, see page 23.

[left margin]

[graphic of finger pointing]

The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of finger pointing]

For current performance information, including yields, please call us at
1-800-345-3533 or visit us at www.americancentury.com.

www.americancentury.com                    American Century Investments  5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Advisor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                             Management        Distribution and             Other        Total Annual Fund
                             Fee               Service (12b-1) Fees(2)      Expenses     Operating Expenses
--------------------------------------------------------------------------------------------------------------
Large Cap Value              0.65%(1)          0.50%                        0.00%(3)     1.15%
--------------------------------------------------------------------------------------------------------------
Value                        0.75%             0.50%                        0.00%(4)     1.25%
--------------------------------------------------------------------------------------------------------------
Small Cap Value              1.00%             0.50%                        0.00%(4)     1.50%
--------------------------------------------------------------------------------------------------------------
Equity Income                0.75%             0.50%                        0.00%(4)     1.25%

(1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 18.

(3) Other expenses, which include the fees and expenses of the funds'
independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

(4) Other expenses, which include the fees and expenses of the funds'
independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                        1 year              3 years            5 years           10 years
------------------------------------------------------------------------------------------
Large Cap Value          $117                $364               $630              $1,390
------------------------------------------------------------------------------------------
Value                    $127                $395               $683              $1,503
------------------------------------------------------------------------------------------
Small Cap Value          $152                $472               $814              $1,778
------------------------------------------------------------------------------------------
Equity Income            $127                $395               $683              $1,503

[left margin]

[graphic of finger pointing]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

6        American Century Investments                             1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

LARGE CAP VALUE FUND
VALUE FUND
SMALL CAP VALUE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. Income is a secondary objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up. Large Cap Value's managers also consider the diversification of the fund in determining when to sell securities.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the funds' assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

In the event of exceptional market or economic conditions, a fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. A fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

www.americancentury.com                   American Century Investments  7

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Large Cap Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S.
   equity securities of issuers ranking generally among the 1,000 largest companies in the United States as measured by their MARKET CAPITALIZATION.

*  Value invests in companies of all sizes. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities.
   Although the fund managers invest in companies of all sizes, the fund's overall characteristics are most similar to those in the mid-cap arena.

*  Small Cap Value invests primarily in smaller companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S.
   equity securities of issuers that the fund managers believe to be smaller companies as measured by their market capitalization. The fund managers consider smaller companies to include those with a market capitalization no bigger than that of the largest company in the S&P SMALLCAP 600/BARRA
   VALUE INDEX.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by a fund to be undervalued, the value of a fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value generally invests in smaller companies than American
Century's similarly managed value funds (such as Value, Large Cap Value and
Equity Income), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

[left margin]

MARKET CAPITALIZATION is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share

The S&P SMALLCAP 600/BARRA VALUE INDEX is an unmanaged stock index that tracks the performance of small companies that may be attractive to investors using the value style of investing. As of June 30, 2000, the largest company contained in the index had a market capitalization of $3.4 billion, while the median company in the index had a market capitalization of $363 million.

8        American Century Investments                             1-800-345-3533

EQUITY INCOME FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVES?

Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Secondarily, the fund managers look for the possibility that the stock price may increase. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 65% of its assets in U.S.
equity securities. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

www.americancentury.com                   American Century Investments  9

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

If the individual stocks purchased by the fund do not continue or increase dividend payments, or if their stock price does not increase, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally are rising.

The value of the fund's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

10        American Century Investments                             1-800-345-3533

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of each fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average  Net
Assets for the Most Recent Fiscal Year Ended March 31, 2000
--------------------------------------------------------------------------------
Large Cap Value                                                          N/A(1)
--------------------------------------------------------------------------------
Value                                                                    0.75%
--------------------------------------------------------------------------------
Small Cap Value                                                          1.00%
--------------------------------------------------------------------------------
Equity Income                                                            0.75%

(1) The Advisor Class of the fund had no assets during the fiscal year ended
March 31, 2000, and paid no fees to the advisor. The fund will pay the advisor a unified management fee of 0.65% of the first $1 billion of average net assets,
0.55% of the next $4 billion of average net assets, and 0.45% of average net assets over $5 billion of the Advisor Class of shares.

www.americancentury.com                   American Century Investments  11

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings, and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below.

Large Cap Value

MARK MALLON

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in April 1997. From
August 1978 until he joined American Century, he was employed in several positions by Federated Investors and served as President and Chief Executive
Officer of Federated Investment Counseling and Executive Vice President of
Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered
Financial Analyst.

CHARLES RITTER

Mr. Ritter, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and
Portfolio Manager. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an MBA from the
University of Chicago. He is a Chartered Financial Analyst.

Value and Equity Income

PHILLIP N. DAVIDSON

Mr. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Value and Equity Income since joining American
Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and
Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.

SCOTT A. MOORE

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages Value and Equity Income since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment
Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a
Chartered Financial Analyst.

[left margin]

[graphic of finger pointing]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

12        American Century Investments                             1-800-345-3533

Small Cap Value

R. TODD VINGERS

Mr. Vingers, Portfolio Manager, has been a member of the team that manages Small
Cap Value since its inception in July 1998. He joined American Century in August
1994 as an Investment Analyst. He has a bachelor's degree in business administration from the University of St. Thomas and an MBA in finance and accounting from the University of Chicago. He is a Chartered Financial Analyst.

BENJAMIN Z. GIELE

Mr. Giele, Portfolio Manager, has been a member of the team that manages Small
Cap Value since its inception in July 1998 and Portfolio Manager since February
1999. He joined American Century in May 1998 as an Investment Analyst. Before
joining American Century, he served as an Investment Analyst at USAA Investment
Management Company from June 1995 to May 1998 and as an Investment Analyst at
Texas Commerce Investment Management from July 1992 to June 1995. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas-Austin. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

www.americancentury.com                   American Century Investments  13

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-
sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized these intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[left margin]

[graphic of finger pointing]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

14        American Century Investments                             1-800-345-3533

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

[left margin]

[grapic of finger pointing]

A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

www.americancentury.com                   American Century Investments  15

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized on the sale of investment securities.

The funds pay distributions of substantially all of their income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem.
If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

16        American Century Investments                             1-800-345-3533

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution      Tax Rate for 15% Bracket    Tax Rate for 28% Bracket or Above
--------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate        Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains   10%                         20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]

[graphic of finger pointing]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

www.americancentury.com                   American Century Investments  17

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds' Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

18        American Century Investments                             1-800-345-3533

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- the operating expenses as a percentage of average net asset

*  NET INCOME RATIO -- the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended March 31, 2000, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com                   American Century Investments  19

VALUE FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                   2000         1999         1998        1997(1)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $5.77       $7.73        $6.58         $6.71
                                                             -----------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                         0.07         0.06         0.08         0.05

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                       0.01        (0.80)        2.35         0.48
                                                             -----------------------------------------------------
  Total From Investment Operations                                 0.08        (0.74)        2.43         0.53
                                                             -----------------------------------------------------
Distributions
  From Net Investment Income                                      (0.08)       (0.07)       (0.08)       (0.05)
  In Excess of Net Investment Income                                --           --           --        --(3)
  From Net Realized Gains on Investment Transactions                --         (1.15)       (1.20)       (0.61)
  In Excess of Net Realized Gains on Investment Transactions      (0.41)         --           --           --
                                                             -----------------------------------------------------
  Total Distributions                                             (0.49)       (1.22)       (1.28)       (0.66)
                                                             -----------------------------------------------------
Net Asset Value,  End of Period                                   $5.36        $5.77        $7.73        $6.58
                                                             =====================================================
  Total Return(4)                                                 1.36%      (10.09)%       39.60%        8.07%
Ratios/Supplemental Data
                                                                  2000         1999         1998        1997(1)
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                 1.25%       1.25%         1.25%      1.25%(5)
Ratio of Net Investment Income to Average Net Assets              1.23%       0.94%         1.13%      1.50%(5)
Portfolio Turnover Rate                                            115%        130%          130%       111%
Net Assets, End of Period (in thousands)                       $61,323     $54,277       $56,118    $29,250

(1)  October 2, 1996 (commencement of sale) through March 31, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per share amount was less than $0.005.

(4)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

20   American Century Investments                                              1-800-345-3533

SMALL CAP VALUE FUND

Advisor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                         2000(1)
--------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                                     $4.73
                                                                       ---------
Income From Investment Operations
  Net Investment Income(2)                                                 0.03
  Net Realized and Unrealized Gain on Investment Transactions              0.29
                                                                       ---------
  Total From Investment Operations                                         0.32
                                                                       ---------
Distributions
  From Net Investment Income                                              (0.01)
                                                                       ---------
Net Asset Value, End of Period                                            $5.04
                                                                       =========
  Total Return(3)                                                          6.86%
Ratios/Supplemental Data
                                                                         2000(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.50% (4)
Ratio of Net Investment Income to Average Net Assets                   2.21% (4)
Portfolio Turnover Rate                                                    178%
Net Assets, End of Period                                                $91,12

(1)  December 31, 1999 (commencement of sale) through March 31, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                   American Century Investments  21

EQUITY INCOME FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                  2000         1999         1998        1997(1)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $5.95        $7.16        $6.31         $6.57
                                                              ------------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                        0.20         0.21         0.23         0.02

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                      0.02        (0.24)         2.00       (0.21)
                                                               -----------------------------------------------------
  Total From Investment Operations                                0.22       (0.03)         2.23       (0.19)
                                                               -----------------------------------------------------
Distributions
  From Net Investment Income                                     (0.19)      (0.22)       (0.22)       (0.07)
  In Excess of Net Investment Income                              --           --           --            --(3)
  From Net Realized Gains on Investment Transactions             (0.02)       (0.96)       (1.16)         --
  In Excess of Net Realized Gains on Investment Transactions     (0.46)         --          --           --
                                                              ------------------------------------------------------
  Total Distributions                                            (0.67)       (1.18)       (1.38)       (0.07)
                                                               -----------------------------------------------------
Net Asset Value, End of Period                                   $5.50        $5.95        $7.16        $6.31
                                                               =====================================================
  Total Return(4)                                                3.61%      (0.75)%       37.71%      (2.89)%
Ratios/Supplemental Data
                                                                2000         1999         1998        1997(1)
--------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets              1.25%        1.25%         1.25%      1.25%(5)
Ratio of Net Investment Income to Average Net Assets           3.16%        3.06%         3.27%      1.64%(5)
Portfolio Turnover Rate                                         141%         180%          158%       159%
Net Assets, End of Period (in thousands)                    $20,281      $12,251          $731        $18

(1)  March 7, 1997 (commencement of sale) through March 31, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per share amount was less than $0.005.

(4)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

22  American Century Investments                                            1-800-345-3533

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- the operating expenses as a percentage of average net asset

*  NET INCOME RATIO -- the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended March 31, 2000, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com                   American Century Investments  23

LARGE CAP VALUE FUND
Investor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data

                                                                         2000(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $5.00
                                                                       ---------
Income From Investment Operations
  Net Investment Income(2)                                                0.05
  Net Realized and Unrealized Loss on Investment Transactions            (0.41)
                                                                   ---------------
  Total From Investment Operations                                       (0.36)
                                                                   ---------------
Distributions
  From Net Investment Income                                              (0.05)
                                                                   ---------------
Net Asset Value, End of Period                                            $4.59
                                                                   ===============
  Total Return(3)                                                         (7.22)%
Ratios/Supplemental Data
                                                                         2000(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      0.90% (4)
Ratio of Net Investment Income to Average Net Assets                   1.72% (4)
Portfolio Turnover Rate                                                  51%
Net Assets, End of Period (in thousands)                               $12,67

(1)  July 30, 1999 (inception) through March 31, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

24       American Century Investments                             1-800-345-3533

VALUE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data
                                                          2000         1999          1998        1997       1996
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $5.77        $7.73         $6.58        $6.32      $5.46
                                                -----------------------------------------------------------------
Income From  Investment Operations
  Net Investment Income(1)                                0.09         0.08          0.10        0.12       0.13
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                                (0.01)       (0.80)          2.35        0.87       1.34
                                                -----------------------------------------------------------------
  Total From Investment Operations                        0.08        (0.72)          2.45        0.99       1.47
                                                -----------------------------------------------------------------
Distributions
  From Net Investment Income                             (0.09)        (0.09)        (0.10)      (0.12)     (0.12)
  In Excess of Net Investment Income                       --            --            --         --(2)     (0.01)
  From Net Realized Gains on Investment Transactions       --          (1.15)        (1.20)      (0.61)     (0.48)
  In Excess of Net Realized Gains on
  Investment Transactions                                (0.41)          --            --          --        .--
                                                 -----------------------------------------------------------------
  Total Distributions                                    (0.50)        (1.24)        (1.30)      (0.73)     (0.61)
                                                 -----------------------------------------------------------------
Net Asset Value, End of Period                           $5.35         $5.77         $7.73       $6.58      $6.32
                                                 =================================================================
  Total Return(3)                                        1.42%       (9.88)%        39.94%      15.92%     28.06%
Ratios/Supplemental Data
                                                         2000          1999          1998        1997      1996
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       1.00%         1.00%          1.00%       1.00%    0.97%
Ratio of Net Investment Income to Average Net Assets    1.48%         1.19%          1.38%       1.86%    2.17%
Portfolio Turnover Rate                                 115%           130%           130%        111%     145%
Net Assets, End of Period (in thousands)         $1,388,646     $1,719,367     $2,713,562    $1,743,582  $881,885

(1)  Computed using average shares outstanding throughout the period.

(2)  Per share amount was less than $0.005.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                                        American Century Investments  25

SMALL CAP VALUE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                                     2000    1999(1)
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                $4.73     $5.00
                                                                              -----------------------
Income From Investment Operations
  Net Investment Income(2)                                                           0.05      0.03
  Net Realized and Unrealized Gain (Loss) on Investment Transactions                 0.60     (0.24)
                                                                              -----------------------
  Total From Investment Operations                                                   0.65     (0.21)
                                                                              -----------------------
Distributions
  From Net Investment Income                                                        (0.06)    (0.02)
  From Net Realized Gains on Investment Transactions                                (0.17)    (0.02)
  In Excess of Net Realized Gains on Investment Transactions                        (0.11)    (0.02)
                                                                              -----------------------
  Total Distributions                                                               (0.34)    (0.06)
                                                                              -----------------------
Net Asset Value, End of Period                                                      $5.04     $4.73
                                                                              =======================
  Total Return(3)                                                                   14.37%    (4.24)%
Ratios/Supplemental Data
                                                                                     2000     1999(1)
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                                   1.25%    1.25%(4)
Ratio of Net Investment Income to Average Net Assets                                1.04%    1.02%(4)
Portfolio Turnover Rate                                                              178%     153%
Net Assets, End of Period (in thousands)                                           $17,690   $11,410

(1)  July 31, 1998 (inception) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

26  American Century Investments                                                 1-800-345-3533

EQUITY INCOME FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                        2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $5.95      $7.15       $6.31        $6.10       $5.42
                                                -------------------------------------------------------------
Income From Investment Operations
  Net Investment Income(1)                               0.21        0.22        0.25        0.22        0.20
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                                0.03      (0.23)        1.99        0.75        1.13
                                                -------------------------------------------------------------
  Total From Investment Operations                       0.24      (0.01)        2.24        0.97        1.33
                                                -------------------------------------------------------------
Distributions
  From Net Investment Income                            (0.21)     (0.23)      (0.24)      (0.21)      (0.19)
  In Excess of Net Investment Income                      --          --         --         --(2)      (0.01)
  From Net Realized Gains on Investment Transactions    (0.02)     (0.96)      (1.16)      (0.55)      (0.45)
  In Excess of Net Realized Gains
  on Investment Transactions                            (0.46)        --         --            --         --
                                                -------------------------------------------------------------
  Total Distributions                                   (0.69)     (1.19)      (1.40)      (0.76)      (0.65)
                                                -------------------------------------------------------------
Net Asset Value, End of Period                          $5.50      $5.95       $7.15       $6.31       $6.10
                                               ==============================================================
  Total Return(3)                                       3.88%     (0.44)%      37.78%      16.24%      25.67%
Ratios/Supplemental Data
                                                        2000       1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      1.00%       1.00%       1.00%       1.00%        0.98%
Ratio of Net Investment Income to Average Net Assets   3.41%       3.31%       3.52%       3.46%        3.51%
Portfolio Turnover Rate                                 141%        180%        158%        159%         170%
Net Assets, End of Period (in thousands)           $282,692    $296,585    $355,962    $199,388     $116,692

(1)  Computed using average shares outstanding throughout the period.

(2)  Per share amount was less than $0.005.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                                           American Century Investments  27

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.

On the Internet * EDGAR database at www.sec.gov
                * By email request at publicinfo@sec.gov

By mail          SEC Public Reference Section
                 Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

                       [american century logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0008
SH-PRS-20874

[front cover]

Your
AMERICAN CENTURY
prospectus

Large Cap Value Fund
Value Fund
Small Cap Value Fund
Equity Income Fund

                                                                 AUGUST 1, 2000
                                                            INSTITUTIONAL CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                  Funds Distributor, Inc. and
                                                  American Century Investment
                                                  Services, Inc., Distributors

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the funds performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

Sincerely,

[signature of Mark Killen]
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[left margin]

                       [american century logo (reg. sm)]
                                    American
                                    Century

                                American Century
                                   Investments

                                P.O. Box 419385
                                 Kansas City, MO
                                   64141-6385

     Large Cap Value Fund
     Value Fund
     Small Cap Value Fund
     Equity Income Fund

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of finger pointing]

This symbol highlights special information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Large Cap Value, Value and Small Cap Value seek long-term capital growth. Income is a secondary objective.

Equity Income seeks current income. Capital appreciation is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Large Cap Value, Value and Small Cap Value, the fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. For Equity Income, the fund managers look for stocks of companies with a favorable dividend-paying history and secondarily, for potential increase in share price.

The chart below shows the primary differences among the funds. A more detailed description of the funds' investment strategies and risks begins on page 8.

Fund                  Primary Investments
--------------------------------------------------------------------------------------------
Large Cap Value       Equity securities of larger companies
--------------------------------------------------------------------------------------------
Value                 Equity securities of small, medium and large companies
--------------------------------------------------------------------------------------------
Small Cap Value       Equity securities of smaller companies
--------------------------------------------------------------------------------------------
Equity Income         Equity securities of companies with a favorable dividend-paying history

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.

If the market does not consider the individual stocks purchased by the funds to be undervalued, if their stock prices decline, or if the stocks purchased by
Equity Income do not continue or increase dividend payments, the value of the funds' shares may decline, even if stock prices generally are rising.

The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but also may present greater risks.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth and income from your investment

*  comfortable with the risks associated with the funds' investment strategies

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for a short period of time

*  not seeking income from an equity investment

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of finger pointing]

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

4        American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

VALUE FUND
SMALL CAP VALUE
EQUITY INCOME FUND

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Institutional Class shares for each full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year. Large Cap Value is not included because it does not yet have a full calendar year of performance.

[bar chart data below]

Value
1999     -0.40%
1998      5.18%

Small Cap Value
1999     -0.83%

Equity Income
1999      0.03%

(1) As of June 30, 2000, the end of the most recent calendar quarter, the funds'
year-to-date returns were: Value, -3.79%; Small Cap Value, 11.39%; and Equity
Income, 0.31%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                      Highest                         Lowest
--------------------------------------------------------------------------------
Value                 18.31% (2Q 1999)                -10.95% (3Q 1999)
--------------------------------------------------------------------------------
Small Cap Value       15.67% (2Q 1999)                -7.88% (3Q 1999)
--------------------------------------------------------------------------------
Equity Income         13.44% (2Q 1999)                -5.92% (3Q 1999)

[left margin]

[graphic of finger pointing]

The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

        www.americancentury.com                 American Century Investments   5

Average Annual Returns

The following table shows the average annual total returns of the funds'
Institutional Class shares for the periods indicated. The S&P 500 is viewed as a broad measure of U.S. stock performance, while the S&P 500/BARRA Value
Index consists of S&P 500 stocks that have lower price/book ratios and, in general, share other characteristics associated with value stocks. The Lipper
Multicap Value Index is an index of multicap value funds that have management styles similar to Value.

Value's benchmark was changed from the S&P 500/BARRA Value Index to the
Lipper Multicap Value Index beginning January 1, 2000. The fund's advisor believes the latter index better represents the types of value stocks in which the fund invests.

The S&P SmallCap 600/BARRA Value Index consists of S&P 600 stocks that have lower price/book ratios. The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation.

The Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds. Large Cap Value is not included because it does not yet have a full calendar year of performance.

For the calendar year ended December 31, 1999 1 year              Life of Fund(1)
--------------------------------------------------------------------------------
Value                                         -0.40%              4.05%
Lipper Multicap Value Index                   5.94%               6.18%
S&P 500 Index                                 21.04%              21.25%
S&P 500/BARRA Value Index                     12.72%              12.70%
--------------------------------------------------------------------------------
Small Cap Value                               -0.83%              5.28%
S&P SmallCap 600/BARRA Value Index            3.03%               9.91%
--------------------------------------------------------------------------------
Equity Income                                 0.03%               4.41%
Lipper Equity Income Index                    4.19%               3.39%
S&P 500 Index                                 21.04%              18.98%

(1) The inception dates for the funds are Value, July 31, 1997; Small Cap Value,
October 26, 1998; and Equity Income, July 8, 1998.

Performance Information of Other Class

The original class of shares of the funds was the Investor Class. For information about the historical performance of the original class of shares, see page 26.

[left margin]

[graphic of finger pointing]

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

6        American Century Investments                             1-800-345-3533

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Institutional Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                   Management       Distribution and          Other          Total Annual Fund
                   Fee              Service (12b-1) Fees      Expenses       Operating Expenses
-----------------------------------------------------------------------------------------------
Large Cap Value    0.70%(1)         None                      0.00%(2)       0.70%
-----------------------------------------------------------------------------------------------
Value              0.80%            None                      0.00%(3)       0.80%
-----------------------------------------------------------------------------------------------
Small Cap Value    1.05%            None                      0.00%(3)       1.05%
-----------------------------------------------------------------------------------------------
Equity Income      0.80%            None                      0.00%(3)       0.80%

(1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the funds'
independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

(3) Other expenses, which include the fees and expenses of the funds'
independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                       1 year        3 years         5 years        10 years
-----------------------------------------------------------------------------
Large Cap Value        $71           $224            $389           $868
-----------------------------------------------------------------------------
Value                  $82           $255            $443           $987
-----------------------------------------------------------------------------
Small Cap Value        $107          $333            $577           $1,277
-----------------------------------------------------------------------------
Equity Income          $82           $255            $443           $987

[left margin]

[graphic of finger pointing]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                   American Century Investments   7

OBJECTIVES, STRATEGIES AND RISKS

LARGE CAP VALUE FUND
VALUE FUND
SMALL CAP VALUE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. Income is a secondary objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up. Large Cap Value's managers also consider the diversification of the fund in determining when to sell securities.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the funds' assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

In the event of exceptional market or economic conditions, a fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. A fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

8        American Century Investments                             1-800-345-3533

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Large Cap Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S.
   equity securities of issuers ranking generally among the 1,000 largest companies in the United States as measured by their MARKET CAPITALIZATION.

*  Value invests in companies of all sizes. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities.
   Although the fund managers invest in companies of all sizes, the fund's overall characteristics are most similar to those in the mid-cap arena.

*  Small Cap Value invests primarily in smaller companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S.
   equity securities of issuers that the fund managers believe to be smaller companies as measured by their market capitalization. The fund managers consider smaller companies to include those with a market capitalization no bigger than that of the largest company in the S&P SMALLCAP 600/BARRA
   VALUE INDEX.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by a fund to be undervalued, the value of a fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value generally invests in smaller companies than American
Century's similarly managed value funds (such as Value, Large Cap Value and
Equity Income), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

[left margin]

MARKET CAPITALIZATION is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share

The S&P SMALLCAP 600/BARRA VALUE INDEX is an unmanaged stock index that tracks the performance of small companies that may be attractive to investors using the value style of investing. As of June 30, 2000, the largest company contained in the index had a market capitalization of $3.4 billion, while the median company in the index had a market capitalization of $363 million.

www.americancentury.com                   American Century Investments   9

EQUITY INCOME FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVES?

Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Secondarily, the fund managers look for the possibility that the stock price may increase. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 65% of its assets in U.S.
equity securities. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

10        American Century Investments                             1-800-345-3533

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

If the individual stocks purchased by the fund do not continue or increase dividend payments, or if their stock price does not increase, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally are rising.

The value of the fund's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

www.americancentury.com                   American Century Investments   11

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Institutional Class shares of each fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average  Net
Assets for the Most Recent Fiscal Year Ended March 31, 2000
--------------------------------------------------------------------------------
Large Cap Value                                                          N/A(1)
--------------------------------------------------------------------------------
Value                                                                    0.80%
--------------------------------------------------------------------------------
Small Cap Value                                                          1.05%
--------------------------------------------------------------------------------
Equity Income                                                            0.80%

(1) The Institutional Class of the fund had no assets during the fiscal year ended March 31, 2000, and paid no fees to the advisor. The fund will pay the advisor a unified management fee of 0.70% of the first $1 billion of average net assets, 0.60% of the next $4 billion of average net assets, and 0.50% of average net assets over $5 billion of the Institutional Class of shares.

12        American Century Investments                             1-800-345-3533

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings, and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below.

Large Cap Value

MARK MALLON

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in April 1997. From
August 1978 until he joined American Century, he was employed in several positions by Federated Investors and served as President and Chief Executive
Officer of Federated Investment Counseling and Executive Vice President of
Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered
Financial Analyst.

CHARLES RITTER

Mr. Ritter, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and
Portfolio Manager. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an MBA from the
University of Chicago. He is a Chartered Financial Analyst.

Value and Equity Income

PHILLIP N. DAVIDSON

Mr. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Value and Equity Income since joining American
Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and
Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.

SCOTT A. MOORE

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages Value and Equity Income since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment
Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a
Chartered Financial Analyst.

[left margin]

[graphic of finger pointing]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

www.americancentury.com                   American Century Investments   13

Small Cap Value

R. TODD VINGERS

Mr. Vingers, Portfolio Manager, has been a member of the team that manages Small
Cap Value since its inception in July 1998. He joined American Century in August
1994 as an Investment Analyst. He has a bachelor's degree in business administration from the University of St. Thomas and an MBA in finance and accounting from the University of Chicago. He is a Chartered Financial Analyst.

BENJAMIN Z. GIELE

Mr. Giele, Portfolio Manager, has been a member of the team that manages Small
Cap Value since its inception in July 1998 and Portfolio Manager since February
1999. He joined American Century in May 1998 as an Investment Analyst. Before
joining American Century, he served as an Investment Analyst at USAA Investment
Management Company from June 1995 to May 1998 and as an Investment Analyst at
Texas Commerce Investment Management from July 1992 to June 1995. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas-Austin. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

14        American Century Investments                             1-800-345-3533

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

[left margin]

[graphic of finger pointing]

A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

www.americancentury.com                   American Century Investments   15

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE
Service Representative
1-800-345-3533

[graphic of telephone]

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call if you have authorized us to invest from your bank account.

SELL SHARES Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419385
Kansas City, MO 64141-6385

Fax  816-340-4655

[graphic of envelope]

OPEN AN ACCOUNT
Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES
Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE
Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT
Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information

       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name

* Your American Century account number*

* Your name

* The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS Follow the wire instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES Not available.

16        American Century Investments                             1-800-345-3533

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

www.americancentury.com                   American Century Investments   17

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized these intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[left margin]

[graphic of finger pointing]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

18        American Century Investments                             1-800-345-3533

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized on the sale of investment securities.

The funds pay distributions of substantially all of their income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem.
If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

      www.americancentury.com                   American Century Investments   19

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution       Tax Rate for 15% Bracket      Tax Rate for 28% Bracket or Above
------------------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate          Ordinary income rate
------------------------------------------------------------------------------------------
Long-term capital gains    10%                           20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]

[graphic of finger pointing]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

20        American Century Investments                             1-800-345-3533

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Institutional Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

www.americancentury.com                   American Century Investments   21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- the operating expenses as a percentage of average net asset

*  NET INCOME RATIO -- the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended March 31, 2000 , which is incorporated by reference into the Statement of Additional Information, and is available upon request.

22        American Century Investments                             1-800-345-3533

VALUE FUND
Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                           2000          1999         1998(1)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $5.78        $7.73          $7.84
                                                                    -------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                                  0.10          0.10          0.15
  Net Realized and Unrealized Gain (Loss) on Investment Transactions       (0.01)        (0.80)         1.02
                                                                    -------------------------------------------
  Total From Investment Operations                                          0.09         (0.70)         1.17
                                                                    -------------------------------------------
Distributions
  From Net Investment Income                                               (0.10)        (0.10)        (0.08)
  From Net Realized Gains on Investment Transactions                         --          (1.15)        (1.20)
  In Excess of Net Realized Gains on Investment Transactions               (0.41)          --            --
                                                                    -------------------------------------------
  Total Distributions                                                      (0.51)        (1.25)        (1.28)
                                                                    -------------------------------------------
Net Asset Value, End of Period                                             $5.36         $5.78         $7.73
                                                                    ===========================================
  Total Return(3)                                                           1.65%        (9.52)%       17.14%
Ratios/Supplemental Data
                                                                            2000          1999         1998(1)
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                           0.80%          0.80%       0.80%(4)
Ratio of Net Investment Income to Average Net Assets                        1.68%          1.39%       2.97%(4)
Portfolio Turnover Rate                                                      115%           130%        130%
Net Assets, End of Period (in thousands)                                 $95,202        $36,318      $5,944

(1)  July 31, 1997 (commencement of sale) through March 31, 1998.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                                                American Century Investments   23

SMALL CAP VALUE FUND
Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                       2000         1999(1)
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $4.74         $4.83
                                                                 -----------------------------
Income From Investment Operations
  Net Investment Income(2)                                             0.07          0.03
  Net Realized and Unrealized Gain (Loss) on Investment Transactions   0.58        (0.06)
                                                                 -----------------------------
  Total From Investment Operations                                     0.65        (0.03)
                                                                 -----------------------------
Distributions
  From Net Investment Income                                          (0.07)        (0.02)
  From Net Realized Gains on Investment Transactions                  (0.17)        (0.04)
  In Excess of Net Realized Gains on Investment Transactions          (0.11)         --
                                                                 -----------------------------
  Total Distributions                                                 (0.35)        (0.06)
                                                                 -----------------------------
Net Asset Value, End of Period                                         $5.04         $4.74
                                                                 =============================
  Total Return(3)                                                      14.39%       (0.60)%
Ratios/Supplemental Data
                                                                       2000        1999(1)
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.05%     1.05%(4)
Ratio of Net Investment Income to Average Net Assets                    1.24%     1.22%(4)
Portfolio Turnover Rate                                                  178%      153%
Net Assets, End of Period (in thousands)                               $2,359      $986

(1)  October 26, 1998 (commencement of sale) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

24            American Century Investments                            1-800-345-3533

EQUITY INCOME FUND
Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                       2000       1999(1)
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $5.95         $6.96
                                                              -----------------------------
Income From Investment Operations
  Net Investment Income(2)                                             0.22          0.07
  Net Realized and Unrealized Gain on Investment Transactions          0.03          0.06
                                                              -----------------------------
  Total From Investment Operations                                     0.25          0.13
                                                              -----------------------------
Distributions
  From Net Investment Income                                          (0.22)        (0.18)
  From Net Realized Gains on Investment Transactions                  (0.02)        (0.96)
  In Excess of Net Realized Gains on Investment Transactions          (0.46)          --
                                                              -----------------------------
  Total Distributions                                                 (0.70)        (1.14)
                                                              -----------------------------
Net Asset Value, End of Period                                        $5.50         $5.95
                                                              =============================
  Total Return(3)                                                      4.09%         1.60%
Ratios/Supplemental Data
                                                                       2000         1999(1)
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.80%        0.80%(4)
Ratio of Net Investment Income to Average Net Assets                  3.61%        1.61%(4)
Portfolio Turnover Rate                                                141%         180%
Net Assets, End of Period (in thousands)                             $13,716       $2,654

(1)  July 8, 1998 (commencement of sale) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                              American Century Investments    25

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Institutional Class existed during the periods presented, its performance would have been higher because of the lower expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- operating expenses as a percentage of average net assets

*  NET INCOME RATIO -- net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended March 31, 2000, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

26        American Century Investments                             1-800-345-3533

LARGE CAP VALUE FUND
Investor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data

                                                                         2000(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $5.00
                                                                       ---------
Income From Investment Operations
  Net Investment Income(2)                                                0.05
  Net Realized and Unrealized Loss on Investment Transactions            (0.41)
                                                                       ---------
  Total From Investment Operations                                       (0.36)
                                                                       ---------
Distributions
  From Net Investment Income                                             (0.05)
                                                                       ---------
Net Asset Value, End of Period                                           $4.59
                                                                       =========
  Total Return(3)                                                        (7.22)%
Ratios/Supplemental Data
                                                                         2000(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      0.90% (4)
Ratio of Net Investment Income to Average Net Assets                   1.72% (4)
Portfolio Turnover Rate                                                  51%
Net Assets, End of Period (in thousands)                                $12,67

(1)  July 30, 1999 (inception) through March 31, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                   American Century Investments   27

VALUE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                       2000       1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $5.77      $7.73       $6.58        $6.32       $5.46
                                                   ------------------------------------------------------------
Income From  Investment Operations
  Net Investment Income(1)                             0.09       0.08        0.10         0.12        0.13
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                             (0.01)     (0.80)       2.35         0.87        1.34
                                                   ------------------------------------------------------------
  Total From Investment Operations                     0.08      (0.72)       2.45         0.99        1.47
                                                   ------------------------------------------------------------
Distributions
  From Net Investment Income                          (0.09)     (0.09)      (0.10)       (0.12)      (0.12)
  In Excess of Net Investment Income                    --          --          --         --(2)      (0.01)
  From Net Realized Gains on Investment Transactions    --        (1.15)      (1.20)      (0.61)      (0.48)
  In Excess of Net Realized Gains on
  Investment Transactions                             (0.41)        --          --          --          --
                                                    ------------------------------------------------------------
  Total Distributions                                 (0.50)      (1.24)      (1.30)      (0.73)      (0.61)
                                                    ------------------------------------------------------------
Net Asset Value, End of Period                        $5.35       $5.77       $7.73       $6.58       $6.32
                                                    ============================================================
  Total Return(3)                                      1.42%     (9.88)%      39.94%      15.92%      28.06%
Ratios/Supplemental Data

                                                      2000       1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets     1.00%      1.00%       1.00%       1.00%       0.97%
Ratio of Net Investment Income to Average Net Assets  1.48%      1.19%       1.38%       1.86%       2.17%
Portfolio Turnover Rate                                115%       130%        130%        111%        145%
Net Assets, End of Period (in thousands)         $1,388,646  $1,719,367  $2,713,562  $1,743,582  $881,885

(1)  Computed using average shares outstanding throughout the period.

(2)  Per share amount was less than $0.005.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

28            American Century Investments                                  1-800-345-3533

SMALL CAP VALUE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                      2000    1999(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $4.73     $5.00
                                                         -----------------------------
Income From Investment Operations
  Net Investment Income(2)                                            0.05      0.03

  Net Realized and Unrealized Gain (Loss) on Investment Transactions  0.60     (0.24)
                                                         -----------------------------
  Total From Investment Operations                                    0.65     (0.21)
                                                         -----------------------------
Distributions
  From Net Investment Income                                         (0.06)    (0.02)
  From Net Realized Gains on Investment Transactions                 (0.17)    (0.02)
  In Excess of Net Realized Gains on Investment Transactions         (0.11)    (0.02)
                                                        -----------------------------
  Total Distributions                                                (0.34)    (0.06)
                                                        -----------------------------
Net Asset Value, End of Period                                       $5.04     $4.73
                                                        =============================
  Total Return(3)                                                    14.37%    (4.24)%
Ratios/Supplemental Data

                                                                      2000    1999(1)
-------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.25%     1.25%(4)
Ratio of Net Investment Income to Average Net Assets                  1.04%     1.02%(4)
Portfolio Turnover Rate                                                178%      153%
Net Assets, End of Period (in thousands)                           $17,690   $11,410

(1)  July 31, 1998 (inception) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                            American Century Investments   29

EQUITY INCOME FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                           2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $5.95      $7.15       $6.31        $6.10       $5.42
                                                 ---------------------------------------------------------------
Income From Investment Operations
  Net Investment Income(1)                                 0.21        0.22        0.25        0.22        0.20
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                                  0.03      (0.23)        1.99        0.75        1.13
                                                 ---------------------------------------------------------------
  Total From Investment Operations                         0.24      (0.01)        2.24        0.97        1.33
                                                 ---------------------------------------------------------------
Distributions
  From Net Investment Income                             (0.21)      (0.23)      (0.24)      (0.21)      (0.19)
  In Excess of Net Investment Income                       --          --          --       --(2)      (0.01)
  From Net Realized Gains on Investment Transactions     (0.02)      (0.96)      (1.16)      (0.55)      (0.45)
  In Excess of Net Realized Gains on
  Investment Transactions                                (0.46)        --          --          --          --
                                                 ----------------------------------------------------------------
  Total Distributions                                    (0.69)      (1.19)      (1.40)      (0.76)      (0.65)
                                                 ----------------------------------------------------------------
Net Asset Value, End of Period                           $5.50       $5.95       $7.15       $6.31       $6.10
                                                 ================================================================
  Total Return(3)                                         3.88%     (0.44)%      37.78%      16.24%      25.67%
Ratios/Supplemental Data
                                                          2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.00%       1.00%       1.00%       1.00%       0.98%
Ratio of Net Investment Income to Average Net Assets      3.41%       3.31%       3.52%       3.46%       3.51%
Portfolio Turnover Rate                                    141%        180%        158%        159%        170%
Net Assets, End of Period (in thousands)               $282,692   $296,585    $355,962    $199,388    $116,692

(1)  Computed using average shares outstanding throughout the period.

(2)  Per share amount was less than $0.005.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

30            American Century Investments                            1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments   31

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

On the Internet      * EDGAR database at www.sec.gov
                     * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

                       [american century logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                              P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0008
SH-PRS-20875

Your
AMERICAN CENTURY
prospectus

Equity Index Fund

                                                                AUGUST 1, 2000
                                                                INVESTOR CLASS

                                                   THE SECURITIES AND EXCHANGE
                                                COMMISSION HAS NOT APPROVED OR
                                               DISAPPROVED THESE SECURITIES OR
                                              DETERMINED IF THIS PROSPECTUS IS
                                              ACCURATE OR COMPLETE. ANYONE WHO
                                             TELLS YOU OTHERWISE IS COMMITTING
                                                                       A CRIME.

                                                   Funds Distributor, Inc. and
                                                   American Century Investment
                                                  Services, Inc., Distributors

                                                [american century logo(reg. sm)]
                                                                        American
                                                                         Century

[Sidebar]
                        [american century logo(reg. sm)]
                                    American
                                     Century

                               American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the fund performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

Sincerely,
Mark Killen

/s/MARK KILLEN

Senior Vice President
American Century Investment Services, Inc.

[Sidebar]
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[Graphic of pointing finger]
This symbol highlights special information and helpful tips.
[End of Sidebar]

                                                   American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price Index (S&P 500 Index). The
fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the
S&P 500 Index. To build this portfolio, the fund managers will invest primarily in the stocks contained in the S&P 500 Index in order of their weightings in the index, beginning with the stocks that make up the largest portion of the index. A more detailed description of the fund's investment strategies and risks begins on page 6.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.

The fund's ability to match the performance of the S&P 500 Index may be affected by many factors. The fund managers will use cash flows from purchase and redemption activity to maintain, to the extent feasible, the similarity of the fund's portfolio to the investment characteristics of the S&P 500 Index.
Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in companies in the same industry or economic sector. As a result, the fund may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the risks associated with the fund's investment strategy

*  comfortable with the fund's short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with the risks associated with the fund's investment strategy

*  uncomfortable with short-term volatility in the value of your investment

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

[Sidebar]

[Graphic of pointing finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[Graphic of pointing finger]
For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

4       American Century Investments                             1-800-345-2021

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                Management  Distribution and       Other     Total Annual Fund
                Fee         Service (12b-1) Fees   Expenses  Operating Expenses
--------------------------------------------------------------------------------
Equity Index    0.49%       None                   0.00%(1)  0.49%

(1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                    1 year           3 years         5 years       10 years
----------------------------------------------------------------------------
Equity Index        $50              $157            $274          $615

[Sidebar]

[Graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                   American Century Investments       5

OBJECTIVES, STRATEGIES AND RISKS

EQUITY INDEX FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Equity Index seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Index. The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the S&P 500 Index.

To build this investment portfolio, the fund managers will invest primarily in the stocks contained in the S&P 500 Index in order of their weightings in the index, beginning with the stocks that make up the largest portion of the index. The fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and, in any event, will keep at least 80% of the fund's total assets invested this way.

The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard &
Poor's, a division of The McGraw-Hill Companies, Inc., chooses the stocks to be included in the S&P 500 Index. The weightings of stocks in the S&P 500
Index are based on each stock's total MARKET CAPITALIZATION relative to the other stocks contained in the index. Because of this weighting, the fund expects that the 50 largest companies will comprise a large proportion of the S&P
500 Index.

The fund managers do not attempt to time the market. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

"Standard & Poor's(reg.tm)," "S&P 500(reg.tm)" and
"S&P(reg.tm)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by American Century. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.
Inclusion of a security in the S&P 500 Index in no way implies an opinion by
Standard & Poor's as to its attractiveness as an investment.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[Sidebar]

MARKET CAPITALIZATION is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share.

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

6        American Century Investments                             1-800-345-2021

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

The fund managers' ability to match the performance of the S&P 500 Index may be affected by many factors, such as changes in securities markets, the manner in which the return of the S&P 500 Index is calculated, the size of the fund's portfolio, the amount of cash held in the fund's portfolio, and the amount and timing of shareholder purchases and redemptions. The fund managers will use cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index.

It is intended that Equity Index will be diversified to the extent that the
S&P 500 Index is diversified. Because of the composition of the S&P 500
Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the stocks contained in the S&P 500 Index, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

www.americancentury.com                   American Century Investments        7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

The advisor has, in turn, hired Barclays Global Fund Advisors to make the day-to-day investment decisions for the fund. Barclays Global Fund Advisors performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.49% of the average net assets of the Investor Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[Sidebar]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8        American Century Investments                             1-800-345-2021

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[Graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[Graphic of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[Graphic of envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

www.americancentury.com                   American Century Investments       9

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------
AUTOMATICALLY

[Graphic of there revolving arrows]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[Graphic of pointing finger]
Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[Graphic of wire machine]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. 2804918
* The fund name
* Your American Century account number*
* Your name
* The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

[Graphic of person]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   9445 East County Line Road, Suite A
Mountain View, California              Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

10       American Century Investments                             1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account the minimum investment is:
--------------------------------------------------------------------------------
Individual or Joint                            $10,000
--------------------------------------------------------------------------------
Traditional IRA(1)                             $10,000
--------------------------------------------------------------------------------
Roth IRA(1)                                    $10,000
--------------------------------------------------------------------------------
Education IRA                                  N/A
--------------------------------------------------------------------------------
UGMA/UTMA                                      $10,000
--------------------------------------------------------------------------------
403(b)                                         $10,000
--------------------------------------------------------------------------------
Qualified Retirement Plans                     $10,000(2)

(1)  To establish a traditional or Roth IRA in the fund, you will need to exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the fund's minimum.

(2)  The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[Sidebar]

[Graphic of pointing finger]
A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

www.americancentury.com                   American Century Investments       11

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[Sidebar]

[Graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

12      American Century Investments                             1-800-345-2021

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized on the sale of investment securities.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem.
If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

[Sidebar]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments       13

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution      Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
---------------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate       Ordinary income rate
---------------------------------------------------------------------------------------
Long-term capital gains   10%                        20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemptions to the IRS.

[Sidebar]

[Graphic of pointing finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

14      American Century Investments                             1-800-345-2021

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Investor Class and
Institutional Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.

American Century offers the other class of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other class has different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at
1-800-345-3533. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

www.americancentury.com                   American Century Investments       15

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses as a percentage of average net assets

*  NET INCOME RATIO - the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended March 31, 2000, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

16      American Century Investments                             1-800-345-2021

EQUITY INDEX FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                          2000         1999(1)
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $5.20         $5.00
                                                      ------------   ---------
Income From Investment Operations
  Net Investment Income(2)                                0.05          0.01
  Net Realized and Unrealized Gain on Investments         0.83          0.19
                                                      ------------   ---------
  Total From Investment Operations                        0.88          0.20
                                                      ------------   ---------
Distributions
  From Net Investment Income                             (0.05)          --
  In Excess of Net Realized Gains                        (0.04)          --
                                                      ------------   ---------
  Total Distributions                                    (0.09)          --
                                                      ------------   ---------
Net Asset Value, End of Period                           $5.99         $5.20
                                                      ============   =========
  Total Return(3)                                        17.17%         4.00%

Ratios/Supplemental Data
                                                          2000         1999(1)
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                     0.49%       0.49%(4)
Ratio of Net Investment Income to Average Net Assets      0.94%       1.13%(4)
Portfolio Turnover Rate                                     13%             0%
Net Assets, End of Period (in thousands)                $68,905        $17,010

(1)  February 26, 1999 (inception) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                   American Century Investments       17

NOTES

18     American Century Investments                             1-800-345-2021

NOTES

www.americancentury.com                    American Century Investments     19

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

On the Internet            * EDGAR database at www.sec.gov
                           * By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

                        [american century logo(reg. sm)]
                                    American
                                     Century

                           AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0008
SH-PRS-20894

Your
AMERICAN CENTURY
prospectus

Equity Index Fund

                                       AUGUST 1, 2000
                                  INSTITUTIONAL CLASS

                          THE SECURITIES AND EXCHANGE
                       COMMISSION HAS NOT APPROVED OR
                      DISAPPROVED THESE SECURITIES OR
                     DETERMINED IF THIS PROSPECTUS IS
                     ACCURATE OR COMPLETE. ANYONE WHO
                    TELLS YOU OTHERWISE IS COMMITTING
                                              A CRIME.

                          Funds Distributor, Inc. and
                          American Century Investment
                          Services, Inc., Distributors

                        [american century logo(reg. sm)]
                                    American
                                     Century

[Sidebar]
                        [american century logo(reg. sm)]
                                    American
                                     Century

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the fund performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

Sincerely,

/s/MARK KILLEN

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[Sidebar]
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[Graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                                  American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price Index (S&P 500 Index). The
fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the
S&P 500 Index. To build this portfolio, the fund managers will invest primarily in the stocks contained in the S&P 500 Index in order of their weightings in the index, beginning with the stocks that make up the largest portion of the index. A more detailed description of the fund's investment strategies and risks begins on page 4.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.

The fund's ability to match the performance of the S&P 500 Index may be affected by many factors. The fund managers will use cash flows from purchase and redemption activity to maintain, to the extent feasible, the similarity of the fund's portfolio to the investment characteristics of the S&P 500 Index.
Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in companies in the same industry or economic sector. As a result, the fund may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the risks associated with the fund's investment strategy

*  comfortable with the fund's short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with the risks associated with the fund's investment strategy

*  uncomfortable with short-term volatility in the value of your investment

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

[Sidebar]

[Graphic of pointing finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[Graphic of pointing finger]
For current performance information, please call us at 1-800-345-3533 or visit us at www.americancentury.com.

2       American Century Investments                             1-800-345-3533

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Institutional Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                 Management     Distribution and       Other         Total Annual Fund
                 Fee            Service (12b-1) Fees   Expenses(1)   Operating Expenses
------------------------------------------------------------------------------------------------
Equity Index     0.29%          None                   0.00%         0.29%

(1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

Example

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                     1 year         3 years          5 years         10 years
-------------------------------------------------------------------------------
Equity Index         $30            $93              $163            $368

[Sidebar]

[Graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                   American Century Investments       3

OBJECTIVES, STRATEGIES AND RISKS

EQUITY INDEX FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Equity Index seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Index. The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the S&P 500 Index.

To build this investment portfolio, the fund managers will invest primarily in the stocks contained in the S&P 500 Index in order of their weightings in the index, beginning with the stocks that make up the largest portion of the index. The fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and, in any event, will keep at least 80% of the fund's total assets invested this way.

The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard &
Poor's, a division of The McGraw-Hill Companies, Inc., chooses the stocks to be included in the S&P 500 Index. The weightings of stocks in the S&P 500
Index are based on each stock's total MARKET CAPITALIZATION relative to the other stocks contained in the index. Because of this weighting, the fund expects that the 50 largest companies will comprise a large proportion of the S&P
500 Index.

The fund managers do not attempt to time the market. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

&Standard & Poor's(reg.tm),& &S&P 500(reg.tm)& and
&S&P(reg.tm)& are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by American Century. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.
Inclusion of a security in the S&P 500 Index in no way implies an opinion by
Standard & Poor's as to its attractiveness as an investment.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[Sidebar]

MARKET CAPITALIZATION is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share.

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

4       American Century Investments                             1-800-345-3533

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

The fund managers' ability to match the performance of the S&P 500 Index may be affected by many factors, such as changes in securities markets, the manner in which the return of the S&P 500 Index is calculated, the size of the fund's portfolio, the amount of cash held in the fund's portfolio, and the amount and timing of shareholder purchases and redemptions. The fund managers will use cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index.

It is intended that Equity Index will be diversified to the extent that the
S&P 500 Index is diversified. Because of the composition of the S&P 500
Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the stocks contained in the S&P 500 Index, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

www.americancentury.com                   American Century Investments       5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

The advisor has, in turn, hired Barclays Global Fund Advisors to make the day-to-day investment decisions for the fund. Barclays Global Fund Advisors performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.29% of the average net assets of the Institutional Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[Sidebar]

[Graphic of pointing finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

6        American Century Investments                             1-800-345-3533

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

[Sidebar]

[Graphic of pointing finger]
A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

www.americancentury.com                   American Century Investments       7

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Service Representative
1-800-345-3533

[Graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

[Graphic of envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY

[Graphic of there revolving arrows]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[Graphic of pointing finger]
Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[Graphic of wire machine]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the &By mail& section. Give your bank the following information to wire money.

* Our bank information
   Commerce Bank N.A.
   Routing No. 101000019
   Account No. 2804918
* The fund name
* Your American Century account number*
* Your name
* The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

8       American Century Investments                             1-800-345-3533

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

www.americancentury.com                   American Century Investments       9

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[Sidebar]

[Graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

10      American Century Investments                             1-800-345-3533

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized on the sale of investment securities.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem.
If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

[Sidebar]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments       11

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
-----------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate     Ordinary income rate
-----------------------------------------------------------------------------------------
Long-term capital gains     10%                      20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemptions to the IRS.

[Sidebar]

[Graphic of pointing finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

12      American Century Investments                             1-800-345-3533

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Investor Class and
Institutional Class. The shares offered by this Prospectus are Institutional
Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or
12b-1 fees, is offered primarily to retail investors. The Investor Class has different fees, expenses and/or minimum investment requirements than the
Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class, call us at 1-800-345-2021. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

www.americancentury.com                   American Century Investments       13

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses as a percentage of average net assets

*  NET INCOME RATIO - the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity.

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended March 31, 2000, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

14      American Century Investments                             1-800-345-3533

EQUITY INDEX FUND
Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data
                                                            2000      1999(1)
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $5.20      $5.00
                                                        ---------   ----------
Income From Investment Operations
Net Investment Income(2)                                   0.06       0.01
  Net Realized and Unrealized Gain on Investments          0.84       0.19
                                                        ---------   ----------
  Total From Investment Operations                         0.90       0.20
                                                        ---------   ----------
Distributions
  From Net Investment Income                              (0.07)       --
  In Excess of Net Realized Gains                         (0.04)       --
                                                        ---------   ----------
  Total Distributions                                     (0.11)       --
                                                        ---------   ----------
Net Asset Value, End of Period                            $5.99      $5.20
                                                        =========   ==========
  Total Return(3)                                         17.43%      4.00%

Ratios/Supplemental Data
                                                            2000      1999(1)
------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          0.29%      0.29%(4)
Ratio of Net Investment Income to Average Net Assets       1.14%      1.33%(4)
Portfolio Turnover Rate                                      13%            0%
Net Assets, End of Period (in thousands)                $398,560      $264,580

(1)  February 26, 1999 (inception) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                    American Century Investments      15

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Institutional Class existed during the periods presented, its performance would have been higher because of the lower expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity.

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended March 31, 2000, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

16      American Century Investments                             1-800-345-3533

EQUITY INDEX FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data
                                                          2000       1999(1)
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $5.20       $5.00
                                                      ----------   ----------
Income From Investment Operations
  Net Investment Income(2)                                0.05        0.01
  Net Realized and Unrealized Gain on Investments         0.83        0.19
                                                      ----------   ----------
  Total From Investment Operations                        0.88        0.20
                                                      ----------   ----------
Distributions
  From Net Investment Income                             (0.05)         --
  In Excess of Net Realized Gains                        (0.04)         --
                                                      ----------   ----------
  Total Distributions                                    (0.09)         --
                                                      ----------   ----------
Net Asset Value, End of Period                           $5.99       $5.20
                                                      ==========   ==========
  Total Return(3)                                        17.17%       4.00%

Ratios/Supplemental Data
                                                          2000       1999(1)
-----------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.49%      0.49%(4)
Ratio of Net Investment Income to Average Net Assets     0.94%      1.13%(4)
Portfolio Turnover Rate                                    13%            0%
Net Assets, End of Period (in thousands)               $68,905       $17,010

(1)  February 26, 1999 (inception) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

17       www.americancentury.com                   American Century Investments

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person        SEC Public Reference Room
                 Washington, D.C.
                 Call 202-942-8090 for location and hours.

On the Internet  * EDGAR database at www.sec.gov
                 * By email request at publicinfo@sec.gov

By mail          SEC Public Reference Section
                 Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

                        [american century logo(reg. sm)]
                                    American
                                     Century

                           AMERICAN CENTURY INVESTMENTS
                                 P. O. Box 419385
                          Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0008
SH-PRS-20895

[front cover]

Your
AMERICAN CENTURY
prospectus

Real Estate Fund

                                                                 AUGUST 1, 2000
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                    TELLS YOU OTHERWISE IS  COMMITTING A CRIME.

                                                     Funds Distributor, Inc. and
                                                                American Century
                                                      Investment Services, Inc.,
                                                                    Distributors

[american century logo (reg. sm)]
American
Century

[end front cover]

    Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund--Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History--See how the fund performed from year to year.

   Fees and Expenses--Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks--Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes, and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

                                Sincerely,
                                /s/Mark Killen

                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.

                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors. A more detailed description of the fund's investment strategies and risks begins on page 5.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking long-term capital growth and current income from your investment

* seeking diversification of your investment portfolio through an investment in real estate securities

* comfortable with the risks associated with investing in real estate securities

* comfortable with the fund's short-term price volatility

* investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* investing for a short period of time

* uncomfortable with the risks associated with investments in real estate

* uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of pointing index finger] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
Corporation (FDIC) or any other government agency.

2      American Century Investments                             1-800-345-2021

FUND PERFORMANCE HISTORY

REAL ESTATE FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[bar chart data shown below]

                  1999      1998     1997     1996
Real Estate      -2.71%   -18.10%   25.21%   40.81%

(1) As of June 30, 2000, the end of the most recent calendar quarter, the Real
Estate Fund's year-to-date return was 12.41%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                     Lowest
--------------------------------------------------------------------------------
Real Estate Fund         19.92% (4Q 1996)            -13.35% (3Q 1998)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The fund's benchmark was changed to the Morgan Stanley
REIT Index beginning January 1, 2000. The fund's advisor believes this index better represents the real estate industry.

For the calendar year ended December 31, 1999     1 year     Life of Fund(1)
-----------------------------------------------------------------------------
Real Estate Fund                                 -2.71%            9.51%
Morgan Stanley REIT Index                        -4.55%         7.03%(2)
Wilshire REIT Index                              -2.49%         7.89%(2)

(1) The inception date for the Real Estate Fund is September 21, 1995.

(2) Since September 30, 1995, the date closest to the fund's inception for which data are available.

[left margin]

[graphic of pointing finger]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing finger]
For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

www.americancentury.com                    American Century Investments   3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      Management        Distribution and          Other          Total Annual Fund
                      Fee               Service (12b-1) Fees      Expenses       Operating Expenses
------------------------------------------------------------------------------------------------------
Real Estate Fund      1.20%((1))        None                      0.00%((2))     1.20%

(1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                         1 year      3 years     5 years      10 years
-------------------------------------------------------------------------
Real Estate Fund         $122        $380         $657         $1,447

[left margin]

[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4       American Century Investments                             1-800-345-2021

OBJECTIVES, STRATEGIES AND RISKS

REAL ESTATE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.

The fund managers' real estate securities investment philosophy is that consistently excellent investment results can be achieved through superior stock selection (based on both public equity and private real estate market factors)
and risk managed portfolio construction. The fund managers use a disciplined investment process to manage the fund focusing on superior stock selection rather than sector or theme bets. The portfolio management process relies on a continuous screen of the target universe of investments to identify companies exhibiting superior financial strength, operating returns and growth prospects that are attractively priced at any given time.

The investment style of the fund is growth at a reasonable price. The fund managers evaluate each company's ability to generate earnings over an earnings cycle, not just for the next one or two years. The fund managers focus research efforts on determining the normalized earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in equity securities of REITs or real estate companies. A company is considered to be a real estate company if, in the opinion of the fund managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

When the managers believe it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional
Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

[graphic of pointing finger]
Equity securities include common stock, preferred stock and securities convertible into common stock.

www.americancentury.com                   American Century Investments     5

WHAT IS A REIT?

A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties.
Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans.
There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due.
Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.
Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

6      American Century Investments                             1-800-345-2021

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Investor
Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Effective January 1, 2000, the fund will pay the advisor a unified management fee of 1.20% of the first $100 million of average net assets and 1.15% of average net assets over $100 million of the
Investor class shares.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com                   American Century Investments       7

THE FUND MANAGEMENT TEAM

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc.
has, in turn, hired J.P. Morgan Investment Management Inc. to make the day-to-day investment decisions for the fund. J.P. Morgan Investment Management
Inc. performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

The portfolio manager who leads the investment team is identified below:

DANIEL P. O'CONNOR

Mr. O'Connor, Portfolio Manager, has been a member of the team that manages the
Real Estate Fund since January 2000. He joined J.P. Morgan Investment Management
Inc. in February 1996 and is a portfolio manager of all real estate security portfolios at J.P. Morgan Investment Management Inc. From July 1994 to January
1996, he was the director of Real Estate Securities at INVESCO. Prior to that time, he was the supervisor of investments at the Delta Air Lines pension fund.
He has a bachelor of science from Indiana University, an MS from Clemson
University and an MBA in finance from the University of Chicago Graduate School of Business. He is a Chartered Financial Analyst.

The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified as follows:

MARK MALLON

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated
Investors and served as President and Chief Executive Officer of Federated
Investment Counseling and Executive Vice President of Federated Research
Corporation since January 1990. He has a bachelor of arts from Westminster
College and an MBA from Cornell University. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of pointing finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8       American Century Investments                             1-800-345-2021

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-353

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of an envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

www.americancentury.com                   American Century Investments        9

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of revolving arrows]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of  pointing finger]
Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name
* Your American Century account number*
* Your name
* The contribution year (for IRAs only)

* For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday -- Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   9445 East County Line Road, Suite A
Mountain View, California              Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

10      American Century Investments                             1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                            $2,500
--------------------------------------------------------------------------------
Traditional IRA                                                $1,000
--------------------------------------------------------------------------------
Roth IRA                                                       $1,000
--------------------------------------------------------------------------------
Education IRA                                                  $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                      $2,500
--------------------------------------------------------------------------------
403(b)                                                         $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                     $2,500(2)

(1) American Century will waive the minimum if: (A) you contribute at least $50 a month in each fund you select or, (B) your plan contribution is less than $50 a month and is invested in one fund.

(2) The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

[left margin]

[graphic of pointing finger]
A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

www.americancentury.com                   American Century Investments     11

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements * exchange policies * fund choices * cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[left margin]

[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

12      American Century Investments                             1-800-345-2021

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of one hour before the close of regular trading on the New York Stock Exchange (usually 4
p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments      13

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term, long term or UNRECAPTURED
SECTION 1250 CAPITAL GAINS, and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket  Tax Rate for 28% Bracket
                                                      or Above
--------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains     10%                       20%
--------------------------------------------------------------------------------
Unrecaptured Section        Ordinary income rate      25%
1250 capital gains

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Additionally, the fund may receive distributions of unrecaptured Section 1250 capital gains from REITs. To the extent the fund receives such distributions, unrecaptured Section 1250 capital gains will be distributed to shareholders of the fund.

Because of the nature of REIT investments, REITs may generate significant non-cash deductions, such as depreciation on real estate holdings, while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash flow than it has taxable income, a RETURN OF CAPITAL results. The fund may pay a return of capital distribution to its shareholders by distributing more cash than its taxable income. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of returned capital, which may result in a larger capital gain when you sell your shares. Although a return of capital generally is not taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.

[left margin]

[graphic of pointing finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

UNRECAPTURED SECTION 1250 CAPITAL GAINS, named for the Internal Revenue Code section that describes them, are frequently realized upon the sale of real estate and are subject to a maximum tax rate of 25%. These gains are received by the fund from its REIT securities and are then subsequently passed through to shareholders.

A RETURN OF CAPITAL represents the return of a portion of a shareholder's original investment that is generally non-taxable when distributed, or returned, to the investor.

14      American Century Investments                             1-800-345-2021

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Because the REITs invested in by the fund do not provide complete information about the taxability of their distributions until after the calendar year end,
American Century may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission from the
Internal Revenue Service each year for an extension of time to issue Form
1099-DIV until February 28.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemptions to the IRS.

www.americancentury.com                   American Century Investments      15

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Investor
Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

16      American Century Investments                             1-800-345-2021

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO--the operating expenses as a percentage of average net assets

*  NET INCOME RATIO--the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended March 31, 2000, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com                   American Century Investments   17

REAL ESTATE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                             2000       1999       1998(1)       1997        1996         1995(2)
--------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period       $12.10      $16.12      $16.06       $12.29       $9.82        $10.00
                                         ---------------------------------------------------------------------------

Income From Investment Operations

  Net Investment Income                    0.74(3)    0.73(3)     0.25(3)      0.67(3)        0.55          0.07

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions        (0.41)      (4.09)        0.26         4.13        2.27        (0.25)
                                         ---------------------------------------------------------------------------

  Total From Investment Operations           0.33      (3.36)        0.51         4.80        2.82        (0.18)
                                         ---------------------------------------------------------------------------

Distributions

  From Net Investment Income               (0.69)      (0.54)      (0.18)       (0.48)      (0.35)            --

  From Net Realized Gains on
  Investment Transactions                     --       (0.12)      (0.27)       (0.55)          --            --
                                         ---------------------------------------------------------------------------

  Total Distributions                      (0.69)      (0.66)      (0.45)       (1.03)      (0.35)            --
                                         ---------------------------------------------------------------------------

Net Asset Value, End of Period             $11.74      $12.10      $16.12       $16.06      $12.29         $9.82
                                         ===========================================================================

  Total Return(4)                           2.87%    (21.04)%       3.26%       40.69%      29.28%       (1.80)%

Ratios/Supplemental Data

                                             2000       1999       1998(1)       1997        1996         1995(2)
--------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to
Average Net Assets                          1.20%      1.20%      1.15%(5)      1.17%       1.00%        1.50%(5)

Ratio of Operating Expenses
to Average Net Assets (before expense
waivers and reimbursements)(6)              1.20%      1.20%      1.20%(5)      1.82%       6.83%       14.83%(5)

Ratio of Net Investment Income to
Average Net Assets                          5.95%      5.41%      3.75%(5)      4.48%       5.84%        6.66%(5)

Ratio of Net Investment Income to
Average Net Assets (before expense
waivers and reimbursements)(6)              5.95%      5.41%      3.70%(5)      3.84%       0.01%      (6.67)%(5)

Portfolio Turnover Rate                      102%        66%        28%           69%         86%            --

Net Assets, End of Period (in thousands)  $73,812   $110,285    $135,922      $76,932      $7,209         $2,983

(1) The period ended March 31, 1998 represents a five month reporting period.
The fund's fiscal year end was changed from October 31 to March 31 during the period. Periods prior to 1998 are based on a fiscal year ended October 31.

(2)  September 21, 1995 (inception) through October 31, 1995.

(3)  Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6) During the periods ended October 31, 1996 and October 31, 1995 and for a portion of the period ended October 31, 1997, the manager voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the fund.
Also, prior to the unified management fee structure, effective June 13, 1997, the custodian offset part of its fees for balance credits given to the fund.
During the period ended March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.

18      American Century Investments                             1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments   19

NOTES

20      American Century Investments                             1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments   21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

* In person              SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for
                         location and hours.

* On the Internet        EDGAR database at www.sec.gov
                         By email request at publicinfo@sec.gov

* By mail                SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

                        [american century logo(reg.sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0008
SH-PRS-20920

[front cover]

Your
AMERICAN CENTURY
prospectus

Real Estate Fund

                                                                 AUGUST 1, 2000
                                                                  ADVISOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                    TELLS YOU OTHERWISE IS  COMMITTING A CRIME.

                                                     Funds Distributor, Inc. and
                                                                American Century
                                                      Investment Services, Inc.,
                                                                    Distributors

[american century logo (reg. sm)]
American
Century

[end front cover]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund--Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History--See how the fund performed from year to year.

   Fees and Expenses--Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks--Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes, and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                                Sincerely,
                                /s/Mark Killen

                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.

                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors. A more detailed description of the fund's investment strategies and risks begins on page 5.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth and current income from your investment

*  seeking diversification of your investment portfolio through an investment in real estate securities

*  comfortable with the risks associated with investing in real estate securities

*  comfortable with the fund's short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with the risks associated with investments in real estate

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of pointing index finger] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
Corporation (FDIC) or any other government agency.

2      American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

REAL ESTATE FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[bar chart data shown below]

                  1999
Real Estate      -3.03%

(1) As of June 30, 2000, the end of the most recent calendar quarter, the Real
Estate Fund's year-to-date return was 12.35%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                     Lowest
--------------------------------------------------------------------------------
Real Estate Fund            12.04% (2Q 1999)           -4.30% (1Q 1999)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The fund's benchmark was changed to the Morgan Stanley REIT Index beginning January 1, 2000. The fund's advisor believes this index better represents the real estate industry.

For the calendar year ended December 31, 1999     1 year     Life of Fund(1)
-----------------------------------------------------------------------------
Real Estate Fund                                 -3.03%            2.91%
Morgan Stanley REIT Index                        -4.55%         -5.30%(2)
Wilshire REIT Index                              -2.49%         -3.65%(2)

(1) The inception date for the Real Estate Fund is October 6, 1998.

(2) Since September 30, 1998, the date closest to the fund's inception for which data are available.

PERFORMANCE INFORMATION OF OTHER CLASS

The original class of shares of the fund was the Investor Class. For information about the historical performance of the original class of shares, see page 17.

[left margin]

[graphic of pointing finger]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing finger]
For current performance information, please call us at 1-800-345-3533 or visit us at www.americancentury.com.

www.americancentury.com                    American Century Investments    3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Advisor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      Management        Distribution and          Other          Total Annual Fund
                      Fee(1)            Service (12b-1) Fees(2)   Expenses       Operating Expenses
------------------------------------------------------------------------------------------------------
Real Estate Fund      0.95%             0.50%                      0.00%          1.45%

(1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 14.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                      1 year        3 years      5 years       10 years
--------------------------------------------------------------------------
Real Estate Fund      $147          $456          $788          $1,724
--------------------------------------------------------------------------

[left margin]

[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4      American Century Investments                             1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.

The fund managers' real estate securities investment philosophy is that consistently excellent investment results can be achieved through superior stock selection (based on both public equity and private real estate market factors)
and risk managed portfolio construction. The fund managers use a disciplined investment process to manage the fund focusing on superior stock selection rather than sector or theme bets. The portfolio management process relies on a continuous screen of the target universe of investments to identify companies exhibiting superior financial strength, operating returns and growth prospects that are attractively priced at any given time.

The investment style of the fund is growth at a reasonable price. The fund managers evaluate each company's ability to generate earnings over an earnings cycle, not just for the next one or two years. The fund managers focus research efforts on determining the normalized earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in equity securities of REITs or real estate companies. A company is considered to be a real estate company if, in the opinion of the fund managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

When the managers believe it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional
Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

[graphic of pointing finger]
Equity securities include common stock, preferred stock and securities convertible into common stock.

www.americancentury.com                   American Century Investments  5

WHAT IS A REIT?

A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties.
Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans.
There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due.
Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.
Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

6      American Century Investments                             1-800-345-3533

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Advisor
Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Effective January 1, 2000, the fund will pay the advisor a unified management fee of 0.95% of the first $100 million of average net assets and 0.90% of average net assets over $100 million of the
Advisor class shares.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com                   American Century Investments  7

THE FUND MANAGEMENT TEAM

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc.
has, in turn, hired J.P. Morgan Investment Management Inc. to make the day-to-day investment decisions for the fund. J.P. Morgan Investment Management
Inc. performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

The portfolio manager who leads the investment team is identified below:

DANIEL P. O'CONNOR

Mr. O'Connor, Portfolio Manager, has been a member of the team that manages the
Real Estate Fund since January 2000. He joined J.P. Morgan Investment Management
Inc. in February 1996 and is a portfolio manager of all real estate security portfolios at J.P. Morgan Investment Management Inc. From July 1994 to January
1996, he was the director of Real Estate Securities at INVESCO. Prior to that time, he was the supervisor of investments at the Delta Air Lines pension fund.
He has a bachelor of science from Indiana University, an MS from Clemson
University and an MBA in finance from the University of Chicago Graduate School of Business. He is a Chartered Financial Analyst.

The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified as follows:

MARK MALLON

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated
Investors and served as President and Chief Executive Officer of Federated
Investment Counseling and Executive Vice President of Federated Research
Corporation since January 1990. He has a bachelor of arts from Westminster
College and an MBA from Cornell University. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of pointing finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8      American Century Investments                             1-800-345-3533

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[left margin]

A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

www.americancentury.com                   American Century Investments   9

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

10      American Century Investments                             1-800-345-3533

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments  11

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term, long term or UNRECAPTURED
SECTION 1250 CAPITAL GAINS, and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket  Tax Rate for 28% Bracket
                                                      or
Above
--------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains     10%                       20%
--------------------------------------------------------------------------------
Unrecaptured Section        Ordinary income rate      25%
1250 capital gains

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Additionally, the fund may receive distributions of unrecaptured Section 1250 capital gains from REITs. To the extent the fund receives such distributions, unrecaptured Section 1250 capital gains will be distributed to shareholders of the fund.

Because of the nature of REIT investments, REITs may generate significant non-cash deductions, such as depreciation on real estate holdings, while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash flow than it has taxable income, a RETURN OF CAPITAL results. The fund may pay a return of capital distribution to its shareholders by distributing more cash than its taxable income. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of returned capital, which may result in a larger capital gain when you sell your shares. Although a return of capital generally is not taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.

[left margin]

[graphic of pointing finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

UNRECAPTURED SECTION 1250 CAPITAL GAINS, named for the Internal Revenue Code section that describes them, are frequently realized upon the sale of real estate and are subject to a maximum tax rate of 25%. These gains are received by the fund from its REIT securities and are then subsequently passed through to shareholders.

A RETURN OF CAPITAL represents the return of a portion of a shareholder's original investment that is generally non-taxable when distributed, or returned, to the investor.

12      American Century Investments                             1-800-345-3533

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Because the REITs invested in by the fund do not provide complete information about the taxability of their distributions until after the calendar year end,
American Century may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission from the
Internal Revenue Service each year for an extension of time to issue Form
1099-DIV until February 28.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemptions to the IRS.

13       www.americancentury.com                   American Century Investments

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

* 1-800-345-2021 for Investor Class shares

* 1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure--Master Distribution and Shareholder Services Plan in the Statement of
Additional Information.

14      American Century Investments                             1-800-345-3533

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO--the operating expenses as a percentage of average net assets

*  NET INCOME RATIO--the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended March 31, 2000, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com                   American Century Investments  15

REAL ESTATE FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                     2000            1999(1)
--------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                               $12.10           $12.22
                                                                    ------------------------

Income From Investment Operations

Net Investment Income(2)                                            0.75             0.43

Net Realized and Unrealized Loss on Investment Transactions        (0.45)           (0.15)
                                                                    ------------------------

Total From Investment Operations                                    0.30             0.28
                                                                    ------------------------

Distributions

From Net Investment Income                                         (0.66)           (0.28)

From Net Realized Gains on Investment Transactions                    --            (0.12)
                                                                    ------------------------

Total Distributions                                                (0.66)           (0.40)
                                                                    ------------------------

Net Asset Value, End of Period                                     $11.74           $12.10
                                                                    ========================

Total Return(3)                                                     2.62%            2.25%

Ratios/Supplemental Data
                                                                     2000            1999(1)
--------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets                   1.45%           1.45%(4)

Ratio of Net Investment Income to Average Net Assets                5.70%           5.16%(4)

Portfolio Turnover Rate                                              102%             66%

Net Assets, End of Period (in thousands)                           $5,353             $449

(1)  October 6, 1998 (commencement of sale) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

16     American Century Investments                           1-800-345-3533

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO--the operating expenses as a percentage of average net assets

*  NET INCOME RATIO--the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended March 31, 2000, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com                   American Century Investments   17

REAL ESTATE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                             2000       1999       1998(1)       1997        1996         1995(2)
--------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period       $12.10      $16.12      $16.06       $12.29       $9.82        $10.00
                                         ---------------------------------------------------------------------------

Income From Investment Operations

  Net Investment Income                    0.74(3)    0.73(3)     0.25(3)      0.67(3)        0.55          0.07

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions        (0.41)      (4.09)        0.26         4.13        2.27        (0.25)
                                         ---------------------------------------------------------------------------

  Total From Investment Operations           0.33      (3.36)        0.51         4.80        2.82        (0.18)
                                         ---------------------------------------------------------------------------

Distributions

  From Net Investment Income               (0.69)      (0.54)      (0.18)       (0.48)      (0.35)            --

  From Net Realized Gains on
  Investment Transactions                     --       (0.12)      (0.27)       (0.55)          --            --
                                         ---------------------------------------------------------------------------

  Total Distributions                      (0.69)      (0.66)      (0.45)       (1.03)      (0.35)            --
                                         ---------------------------------------------------------------------------

Net Asset Value, End of Period             $11.74      $12.10      $16.12       $16.06      $12.29         $9.82
                                         ===========================================================================

  Total Return(4)                           2.87%    (21.04)%       3.26%       40.69%      29.28%       (1.80)%

Ratios/Supplemental Data

                                             2000       1999       1998(1)       1997        1996         1995(2)
--------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to
Average Net Assets                          1.20%      1.20%      1.15%(5)      1.17%       1.00%        1.50%(5)

Ratio of Operating Expenses
to Average Net Assets (before expense
waivers and reimbursements)(6)              1.20%      1.20%      1.20%(5)      1.82%       6.83%       14.83%(5)

Ratio of Net Investment Income to
Average Net Assets                          5.95%      5.41%      3.75%(5)      4.48%       5.84%        6.66%(5)

Ratio of Net Investment Income to
Average Net Assets (before expense
waivers and reimbursements)(6)              5.95%      5.41%      3.70%(5)      3.84%       0.01%      (6.67)%(5)

Portfolio Turnover Rate                      102%        66%        28%           69%         86%            --

Net Assets, End of Period (in thousands)  $73,812   $110,285    $135,922      $76,932      $7,209         $2,983

(1)  The period ended March 31, 1998 represents a five month reporting period.
     The fund's fiscal year end was changed from October 31 to March 31 during the period. Periods prior to 1998 are based on a fiscal year ended October
     31.

(2)  September 21, 1995 (inception) through October 31, 1995.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6)  During the periods ended October 31, 1996 and October 31, 1995 and for a portion of the period ended October 31, 1997, the manager voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the fund. Also, prior to the unified management fee structure, effective
     June 13, 1997, the custodian offset part of its fees for balance credits given to the fund. During the period ended March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.(

18     American Century Investments                             1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments   19

NOTES

20      American Century Investments                           1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments   21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

* In person              SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for
                         location and hours.

* On the Internet        EDGAR database at www.sec.gov
                         By email request at publicinfo@sec.gov

* By mail                SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

                        [american century logo(reg.sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0008
SH-PRS-20921

[front cover]

Your
AMERICAN CENTURY
prospectus

Real Estate Fund

                                                                 AUGUST 1, 2000
                                                            INSTITUTIONAL CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                    TELLS YOU OTHERWISE IS  COMMITTING A CRIME.

                                                     Funds Distributor, Inc. and
                                                                American Century
                                                      Investment Services, Inc.,
                                                                    Distributors

[american century logo (reg. sm)]
American
Century

[end front cover]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund--Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History--See how the fund performed from year to year.

   Fees and Expenses--Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks--Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes, and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                                Sincerely,

                                /s/Mark Killen
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

                       [american century logo (reg. sm)]
                                    American
                                    Century

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.

                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors. A more detailed description of the fund's investment strategies and risks begins on page 5.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth and current income from your investment

*  seeking diversification of your investment portfolio through an investment in real estate securities

*  comfortable with the risks associated with investing in real estate securities

*  comfortable with the fund's short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with the risks associated with investments in real estate

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of pointing index finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2     American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

REAL ESTATE FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Institutional Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[bar chart data shown below]

                  1999      1998
Real Estate      -2.47%   -17.86%

(1) As of June 30, 2000, the end of the most recent calendar quarter, the Real
Estate Fund's year-to-date return was 12.53%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                     Lowest
--------------------------------------------------------------------------------
Real Estate Fund            12.15% (4Q 1998)           -13.23% (3Q 1998)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Institutional Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The fund's benchmark was changed to the Morgan Stanley
REIT Index beginning January 1, 2000. The fund's advisor believes this index better represents the real estate industry.

For the calendar year ended December 31, 1999     1 year      Life of Fund(1)
------------------------------------------------------------------------------
Real Estate Fund                                -2.47%            -2.22%
Morgan Stanley REIT Index                       -4.55%         -4.37%(2)
Wilshire REIT Index                             -2.49%         -3.45%(2)

(1) The inception date for the Real Estate Fund is June 16, 1997.

(2)  Since June 30, 1997, the date closest to the fund's inception for which data are available.

PERFORMANCE INFORMATION OF OTHER CLASS

The original class of shares of the fund was the Investor Class. For information about the historical performance of the original class of shares, see page 19.

[left margin]

[graphic of pointing finger]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing finger]
For current performance information, please call us at 1-800-345-3533 or visit us at www.americancentury.com.

www.americancentury.com                    American Century Investments   3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Institutional Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          Management        Distribution and          Other          Total Annual Fund
                          Fee(1)            Service (12b-1) Fees      Expenses(2)    Operating Expenses
-------------------------------------------------------------------------------------------------------------
Real Estate Fund          1.00%             None                      0.00%          1.00%

(1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                      1 year     3 years     5 years      10 years
------------------------------------------------------------------------
Real Estate Fund      $102       $318         $551         $1,219

[left margin]

[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4     American Century Investments                             1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

REAL ESTATE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.

The fund managers' real estate securities investment philosophy is that consistently excellent investment results can be achieved through superior stock selection (based on both public equity and private real estate market factors)
and risk managed portfolio construction. The fund managers use a disciplined investment process to manage the fund focusing on superior stock selection rather than sector or theme bets. The portfolio management process relies on a continuous screen of the target universe of investments to identify companies exhibiting superior financial strength, operating returns and growth prospects that are attractively priced at any given time.

The investment style of the fund is growth at a reasonable price. The fund managers evaluate each company's ability to generate earnings over an earnings cycle, not just for the next one or two years. The fund managers focus research efforts on determining the normalized earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in equity securities of REITs or real estate companies. A company is considered to be a real estate company if, in the opinion of the fund managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

When the managers believe it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional
Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

[graphic of pointing finger]
Equity securities include common stock, preferred stock and securities convertible into common stock.

www.americancentury.com                   American Century Investments  5

WHAT IS A REIT?

A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties.
Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans.
There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due.
Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.
Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

6      American Century Investments                             1-800-345-3533

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the
Institutional Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Effective January
1, 2000, the fund will pay the advisor a unified management fee of 1.00% of the first $100 million of average net assets and 0.95% of average net assets over
$100 million of the Institutional class shares.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com                   American Century Investments  7

THE FUND MANAGEMENT TEAM

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc.
has, in turn, hired J.P. Morgan Investment Management Inc. to make the day-to-day investment decisions for the fund. J.P. Morgan Investment Management
Inc. performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

The portfolio manager who leads the investment team is identified below:

DANIEL P. O'CONNOR

Mr. O'Connor, Portfolio Manager, has been a member of the team that manages the
Real Estate Fund since January 2000. He joined J.P. Morgan Investment Management
Inc. in February 1996 and is a portfolio manager of all real estate security portfolios at J.P. Morgan Investment Management Inc. From July 1994 to January
1996, he was the director of Real Estate Securities at INVESCO. Prior to that time, he was the supervisor of investments at the Delta Air Lines pension fund.
He has a bachelor of science from Indiana University, an MS from Clemson
University and an MBA in finance from the University of Chicago Graduate School of Business. He is a Chartered Financial Analyst.

The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified as follows:

MARK MALLON

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated
Investors and served as President and Chief Executive Officer of Federated
Investment Counseling and Executive Vice President of Federated Research
Corporation since January 1990. He has a bachelor of arts from Westminster
College and an MBA from Cornell University. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of pointing finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8      American Century Investments                             1-800-345-3533

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

[left margin]

[graphic of pointing finger]
A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

www.americancentury.com                   American Century Investments   9

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE
Service Representative
1-800-345-3533

[graphic of telephone]

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call if you have authorized us to invest from your bank account.

SELL SHARES Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

[graphic of an envelope]

OPEN AN ACCOUNT
Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES
Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of revolving arrows]

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of  pointing finger]
Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT
Call us to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name
* Your American Century account number*
* Your name
* The contribution year (for IRAs only)

* For additional investments only

MAKE ADDITIONAL INVESTMENTS
Follow the wire instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES Not available.

10      American Century Investments                             1-800-345-3533

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

www.americancentury.com                   American Century Investments  11

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[left margin]

[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

12     American Century Investments                             1-800-345-3533

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

[graphic of pointing finger]
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments   13

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term, long term or UNRECAPTURED
SECTION 1250 CAPITAL GAINS, and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket  Tax Rate for 28% Bracket
                                                      or
Above
--------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains     10%                       20%
--------------------------------------------------------------------------------
Unrecaptured Section        Ordinary income rate      25%
1250 capital gains

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Additionally, the fund may receive distributions of unrecaptured Section 1250 capital gains from REITs. To the extent the fund receives such distributions, unrecaptured Section 1250 capital gains will be distributed to shareholders of the fund.

Because of the nature of REIT investments, REITs may generate significant non-cash deductions, such as depreciation on real estate holdings, while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash flow than it has taxable income, a RETURN OF CAPITAL results. The fund may pay a return of capital distribution to its shareholders by distributing more cash than its taxable income. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of returned capital, which may result in a larger capital gain when you sell your shares. Although a return of capital generally is not taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.

[left margin]

[graphic of pointing finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

UNRECAPTURED SECTION 1250 CAPITAL GAINS, named for the Internal Revenue Code section that describes them, are frequently realized upon the sale of real estate and are subject to a maximum tax rate of 25%. These gains are received by the fund from its REIT securities and are then subsequently passed through to shareholders.

A RETURN OF CAPITAL represents the return of a portion of a shareholder's original investment that is generally non-taxable when distributed, or returned, to the investor.

14   American Century Investments                             1-800-345-3533

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Because the REITs invested in by the fund do not provide complete information about the taxability of their distributions until after the calendar year end,
American Century may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission from the
Internal Revenue Service each year for an extension of time to issue Form
1099-DIV until February 28.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemptions to the IRS.

www.americancentury.com                   American Century Investments   15

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Institutional
Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

16   American Century Investments                             1-800-345-3533

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO--the operating expenses as a percentage of average net assets

*  NET INCOME RATIO--the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended March 31, 2000, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com                   American Century Investments   17

REAL ESTATE FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                 2000        1999       1998(1)       1997(2)
------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                            $12.11      $16.12      $16.06        $14.24
                                                               ---------------------------------------------------

Income From Investment Operations

Net Investment Income(3)                                         0.75        0.78        0.26          0.28

Net Realized and Unrealized Gain (Loss) on
Investment Transactions                                         (0.38)      (4.09)       0.26          1.63
                                                               ---------------------------------------------------

Total From Investment Operations                                 0.37       (3.31)       0.52          1.91
                                                               ---------------------------------------------------

Distributions

From Net Investment Income                                      (0.73)      (0.58)      (0.19)        (0.09)

From Net Realized Gains on Investment Transactions                 --       (0.12)      (0.27)           --
                                                               ---------------------------------------------------

Total Distributions                                             (0.73)      (0.70)      (0.46)        (0.09)
                                                               ---------------------------------------------------

Net Asset Value, End of Period                                  $11.75      $12.11      $16.12        $16.06
                                                               ===================================================

Total Return(4)                                                  3.18%     (20.77)%      3.32%        13.40%

Ratios/Supplemental Data

                                                                 2000        1999       1998(1)       1997(2)
------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets                1.00%       1.00%     0.95%(5)      1.00%(5)

Ratio of Operating Expenses to Average Net Assets
(before expense waivers and reimbursements)(6)                   1.00%       1.00%     1.00%(5)      1.00%(5)

Ratio of Net Investment Income to Average Net Assets             6.15%       5.61%     4.00%(5)      4.85%(5)

Ratio of Net Investment Income to Average Net Assets
(before expense waivers and reimbursements)(6)                   6.15%       5.61%     3.95%(5)      4.85%(5)

Portfolio Turnover Rate                                          102%         66%         28%           69%

Net Assets, End of Period (in thousands)                       $15,457      $26,315     $14,795       $13,365

(1) The period ended March 31, 1998 represents a five month reporting period.
The fund's fiscal year end was changed from October 31 to March 31 during the period. Periods prior to 1998 are based on a fiscal year ended October 31.

(2) June 16, 1997 (commencement of sale) through October 31, 1997.

(3)  Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6) During the period ended March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.

18   American Century Investments                             1-800-345-3533

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Institutional Class existed during the periods presented, its performance would have been higher because of the lower expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended March 31, 2000, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com                   American Century Investments   19

REAL ESTATE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                             2000       1999       1998(1)       1997        1996         1995(2)
--------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period       $12.10      $16.12      $16.06       $12.29       $9.82        $10.00
                                         ---------------------------------------------------------------------------

Income From Investment Operations

  Net Investment Income                    0.74(3)    0.73(3)     0.25(3)      0.67(3)        0.55          0.07

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions        (0.41)      (4.09)        0.26         4.13        2.27        (0.25)
                                         ---------------------------------------------------------------------------

  Total From Investment Operations           0.33      (3.36)        0.51         4.80        2.82        (0.18)
                                         ---------------------------------------------------------------------------

Distributions

  From Net Investment Income               (0.69)      (0.54)      (0.18)       (0.48)      (0.35)            --

  From Net Realized Gains on
  Investment Transactions                     --       (0.12)      (0.27)       (0.55)          --            --
                                         ---------------------------------------------------------------------------

  Total Distributions                      (0.69)      (0.66)      (0.45)       (1.03)      (0.35)            --
                                         ---------------------------------------------------------------------------

Net Asset Value, End of Period             $11.74      $12.10      $16.12       $16.06      $12.29         $9.82
                                         ===========================================================================

  Total Return(4)                           2.87%    (21.04)%       3.26%       40.69%      29.28%       (1.80)%

Ratios/Supplemental Data

                                             2000       1999       1998(1)       1997        1996         1995(2)
--------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to
Average Net Assets                          1.20%      1.20%      1.15%(5)      1.17%       1.00%        1.50%(5)

Ratio of Operating Expenses
to Average Net Assets (before expense
waivers and reimbursements)(6)              1.20%      1.20%      1.20%(5)      1.82%       6.83%       14.83%(5)

Ratio of Net Investment Income to
Average Net Assets                          5.95%      5.41%      3.75%(5)      4.48%       5.84%        6.66%(5)

Ratio of Net Investment Income to
Average Net Assets (before expense
waivers and reimbursements)(6)              5.95%      5.41%      3.70%(5)      3.84%       0.01%      (6.67)%(5)

Portfolio Turnover Rate                      102%        66%        28%           69%         86%            --

Net Assets, End of Period (in thousands)  $73,812   $110,285    $135,922      $76,932      $7,209         $2,983

(1) The period ended March 31, 1998 represents a five month reporting period.
The fund's fiscal year end was changed from October 31 to March 31 during the period. Periods prior to 1998 are based on a fiscal year ended October 31.

(2)  September 21, 1995 (inception) through October 31, 1995.

(3)  Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6) During the periods ended October 31, 1996 and October 31, 1995 and for a portion of the period ended October 31, 1997, the manager voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the fund.
Also, prior to the unified management fee structure, effective June 13, 1997, the custodian offset part of its fees for balance credits given to the fund.
During the period ended March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.

20   American Century Investments                             1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments   21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

* In person              SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for
                         location and hours.

* On the Internet        EDGAR database at www.sec.gov
                         By email request at publicinfo@sec.gov

* By mail                SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

                        [american century logo(reg.sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0008
SH-PRS-20922

[front cover]

AMERICAN CENTURY
statement of
additional information

Large Cap Value Fund
Value Fund
Small Cap Value Fund
Equity Income Fund
Equity Index Fund
Real Estate Fund

[left margin]

AUGUST 1, 2000

American Century
Capital Portfolios, Inc.

 THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE  DISCUSSION IN THE FUNDS'
PROSPECTUSES, DATED  AUGUST 1, 2000, BUT IS  NOT A PROSPECTUS. THE STATEMENT OF
   ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENTP
ROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT THE
                 ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
                                                       WWW.AMERICANCENTURY.COM.

     This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

www.americancentury.com                   American Century Investments   1

THE FUNDS' HISTORY

American Century Capital Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 14,
1993. The corporation was known as Twentieth Century Capital Portfolios, Inc.
until January 1997. Throughout this Statement of Additional Information we refer to American Century Capital Portfolios, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.

                        INVESTOR CLASS                  ADVISOR CLASS           INSTITUTIONAL CLASS
                        --------------                  -------------           -------------------
                     Ticker     Inception          Ticker     Inception         Ticker     Inception
Fund                 Symbol     Date               Symbol     Date              Symbol     Date
----                 ------     ----               ------     ----              ------     ----
Large Cap Value      N/A        07/30/99           N/A        07/30/99          N/A        07/30/99
Value                TWVLX      09/01/93           TWADX      10/02/96          AVLIX      07/31/97
Small Cap Value      ASVIX      07/31/98           N/A        12/31/99          N/A        10/26/98
Equity Income        TWEIX      08/01/94           TWEAX      03/07/97          N/A        07/08/98
Equity Index         ACIVX      02/26/99           N/A        N/A               ACQIX      02/26/99
Real Estate          REACX      09/21/95           N/A        10/06/98          REAIX      06/16/97

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 4. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Large Cap Value, Value, Small Cap Value and Equity Income are each a diversified, open-end investment company as defined in the Investment Company
Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Equity Index and Real Estate are non-diversified, open-end investment companies as defined in the Investment Company Act. Non-diversified means that the proportion of the funds' assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act.

It is intended that Equity Index will be diversified to the extent that the
S&P 500 Index is diversified. Because of the composition of the S&P 500
Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer

2   American Century Investments                              1-800-345-2021

(other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
Prospectuses, the funds' managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments vary according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund generally will consist of common stocks and equity-equivalent securities.
However, subject to the specific limitations applicable to a fund, the funds'
management teams may invest the assets of each fund in varying amounts using other investment techniques, such as those reflected in the table below, when such a course is deemed appropriate in order to attempt to attain a fund's investment objective. Senior securities that are high-grade issues, in the opinion of the managers, also may be purchased for defensive purposes.

Income is a primary or secondary objective of the Large Cap Value, Value, Small
Cap Value, Equity Income and Real Estate funds. As a result, a portion of the portfolio of each of these funds may consist of debt securities.

So long as a sufficient number of acceptable securities are available, the managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

The managers may use stock index futures and options as a way to expose the funds' cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See
Derivative Securities, page 8, and Short-Term Securities and Futures and
Options, page 11.

www.americancentury.com                   American Century Investments   3

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult the table below.

                                Large Cap                  Small Cap   Equity      Equity     Real Estate
                                  Value        Value        Value      Income      Index         Fund
Equity Equivalents                  x            x            x          x           x            x
Debt Securities                     x            x            x          x           x            x
Foreign Securities                 35%          35%          35%        35%          x            x
Convertible Debt Securities         x            x            x          x           x            x
Short Sales                         x            x            x          x           x            x

Portfolio Lending                33 1/3%      33 1/3%      33 1/3%    33 1/3%     33 1/3%     33 1/3%
Derivative Securities               x            x            x          x           x            x
Investments in Companies with
Limited Operating Histories         5%           5%           5%         5%          5%           5%
Other Investment Companies         10%          10%          10%        10%         10%          10%
Repurchase Agreements               x            x            x          x           x            x
When-Issued and Forward
Commitment Agreements               x            x            x          x           x            x
Illiquid Securities                15%          15%          15%        15%         15%          15%
Restricted Securities               x            x            x          x           x            x
Short-Term Securities               x            x            x          x           x            x
Futures and Options                 x            x            x          x           x            x
Forward Currency
Exchange Contracts                  x            x            x          x           x            x

Equity Equivalent Securities

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. A fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered
"investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.
For a description of the S&P and Moody's ratings categories, see Explanation of Fixed-Income Securities Ratings, page 36. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the Foreign
Securities, page 6, are an example of the type of derivative security in which a fund might invest.

4        American Century Investments                             1-800-345-2021

Debt Securities

Each of the funds may invest in debt securities. The primary or secondary investment objective of Large Cap Value, Value, Small Cap Value, Equity Income
and Real Estate is income creation. As a result, these funds may invest in debt securities where the fund managers believe such securities represent an attractive investment for the funds. These funds may invest in debt securities for income or as a defensive strategy when the managers believe adverse economic or market conditions exist.

Equity Index invests in debt securities primarily for cash management. The debt securities that Equity Index invests in are generally short-term.

The value of the debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that are part of a fund's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, each fund may invest up to 5% of its assets in "high-yield" securities.
"Investment grade" means that at the time of purchase, such
obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's
Investors Service, Inc. or BBB by Standard & Poor's Corporation), or, if not
rated, are of equivalent investment quality as determined by the fund's advisor.
According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk
bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P, or their equivalent, are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the fund's investment objective. See Explanation of
Fixed-Income Securities Ratings, page 36.

If the aggregate value of high-yield securities exceeds 5% because of their market appreciation or other assets' depreciation, the funds will not necessarily sell them. Instead, the fund managers will not purchase additional high-yield securities until their value is less than 5% of the fund's assets.
Fund managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Even though the funds will invest primarily in equity securities, under exceptional market or economic conditions, the funds may temporarily invest all or a substantial portion of their assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

To the extent that a fund assumes a defensive position, it will not be investing for capital growth.

www.americancentury.com                   American Century Investments   5

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments and their agencies, when these securities meet their standards of selection. In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case.

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. Depositary receipts, depositary shares or similar instruments are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies. The funds will limit their purchase of foreign securities to those of issuers whose principal business activities are located in developed countries. The funds consider developed countries to include Australia, Austria,
Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy,
Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore,
Spain, Sweden, Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against that currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest have substantially less trading volume than the principal
U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally

6       American Century Investments                            1-800-345-2021

is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The funds' inability to make intended security purchases due to clearance and settlement problems could cause them to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there may be a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than nonconvertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinate to other similar but nonconvertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

Short Sales

A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, equivalent securities at no additional cost. These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

www.americancentury.com                   American Century Investments    7

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except (i) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in derivative securities. Generally, a derivative is a financial arrangement, having a value based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with derivative investments, including:

* the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

* the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

* the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

* the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

8        American Century Investments                             1-800-345-2021

Investment in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding these issuers, when available, may be incomplete or inaccurate.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other mutual funds provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in these securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets of any investment company; and (c) 10% of a fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. If the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count towards a fund's 15% limit on illiquid securities.

www.americancentury.com                   American Century Investments   9

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities until the settlement date in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for these securities is limited to certain qualified institutional investors, their liquidity may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on that fund's liquidity.

10        American Century Investments                             1-800-345-2021

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments; and

*  Repurchase agreements.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:

*  protect against a decline in market value of the funds' securities (taking a short futures position), or

* protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested
(taking a long futures position), or

* provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
The fund managers may engage in futures and options transactions based on securities indices that are consistent with the fund's investment objectives.
Examples of indices that may be used include the Bond Buyer Index of Municipal
Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers may engage in futures and options transactions based on specific securities, such as U.S. Treasury

www.americancentury.com                       American Century Investments    11

bonds or notes. Futures contracts are traded on national futures exchanges.
Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally are not income-producing. Coupon-bearing securites, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made;
additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise do so.
In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

12        American Century Investments                             1-800-345-2021

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate enough cash or securities on its records to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 8.

The funds expect to use forward contracts under two circumstances:

(1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so;
    or

(2) When the fund managers believe the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed
    U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the

www.americancentury.com                       American Century Investments     13

fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate enough cash or securities on its records to cover its obligations under the contract.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of foreign currencies will change due to market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain.
The fund managers do not intend to enter into such contracts on a regular basis.
Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and deliver the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to precisely forecast the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency that the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The funds' fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject            Policy
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------

Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets.

--------------------------------------------------------------------------------

14        American Century Investments                            1-800-345-2021

Subject         Policy
--------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties except, (i) through the purchase of debt securities in accordance with its investment objectives,
                policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

--------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless
                acquired as a result of ownership of securities or other
                instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration   Large Cap Value, Value, Small Cap Value and Equity Income may
                not concentrate their investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or
                instrumentalities).
--------------------------------------------------------------------------------
Underwriting    A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities     A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, advised by ACIM, that permit these transactions.
All such transactions will be subject to the limits set above for borrowing and lending. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, Large Cap
Value, Value, Small Cap Value and Equity Income shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government; any state, territory or possession of the United States;
the District of Columbia; or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d)
personal credit and business credit businesses will be considered separate industries.

www.americancentury.com                   American Century Investments     15

Nonfundamental Investment Policies

In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of
Directors.

Subject          Policy
--------------------------------------------------------------------------------
Leveraging       A fund may not purchase additional investment securities at any time when outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity        A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to
                 payment of principal and interest within seven days and
                 securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales      A fund may not sell securities short unless it owns or
                 has the right to obtain securities equivalent in kind and
                 amount to the securities sold short, and provided that
                 transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin           A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------
Futures and Options  A fund may enter into futures contracts and write and buy put and call options relating to futures
                     contracts. A fund may not, however, enter into leveraged
                     futures transactions if it would be possible for the fund
                     to lose more money than it invested.
--------------------------------------------------------------------------------
Issuers with Limited   A fund may invest up to 5% of its assets in the
Operating Histories    securities of issuers with limited operating histories.
                       An issuer is considered to have a limited operating
                       history if it has a record of less than three years of
                       continuous operation. Periods of capital formation,
                       incubation, consolidations, and research and development
                       may be considered in determining whether a particular
                       issuer has a record of three years of continuous
                       operation.
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The portfolio turnover rates of the funds are shown in the Financial Highlights tables in the Prospectuses.

The fund managers will purchase and sell securities regardless of the length of time the security has been held. Accordingly, the funds' portfolio turnover rates may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objectives, the fund managers may sell a given security, no matter how much time it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on a security's anticipated contribution to a fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve the objectives.
As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by

16    American Century Investments                              1-800-345-2021

the fund, if any, because short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

S&P 500 INDEX

The Equity Index fund seeks to achieve a 95% or better correlation between its total return and the total return of the S&P 500 Index. Correlation is measured by comparing the fund's monthly total returns to those of the S&P
500 over the most recent 36-month period.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's
(S&P) , a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to American
Century is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of
American Century or the owners of the fund into consideration in determining, composing or calculating the S&P 500 the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P
500 Index or any data it includes and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to the results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.
Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages
(including lost profits), even if notified of the possibility of such damages.

In the future, the fund may select a different index if such a standard of comparison is deemed to be more representative of the performance of the securities the fund seeks to match.

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so.
Two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment
Company Act) by virtue of, among other considerations, their affiliation with either the funds; their advisor,

www.americancentury.com                        American Century Investments    17

American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation
(ACSC); the parent corporation, American Century Companies, Inc. (ACC); ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the funds' other distribution agent, American Century Investment Services, Inc. (ACIS); or other funds advised by the advisor. Each director listed below (except James E. Stowers III) serves as a director of five other registered investment companies in the American
Century family of funds, which are also advised by the advisor. James E. Stowers
III serves as a director of 12 other registered investment companies in the
American Century family of funds.

Name (Age)                   Position(s) Held
Address                      with Funds        Principal Occupation(s) During Past Five Years
----------------------------------------------------------------------------------------------------
James E. Stowers, Jr.* (76)  Director,         Chairman, Director and controlling shareholder, ACC
4500 Main Street             Chairman          Chairman, ACIM, ACSC and seven other ACC
Kansas City, MO 64111                          subsidiaries of the Board Director, ACIM,
                                               ACSC and 11 other ACC subsidiaries(1)
----------------------------------------------------------------------------------------------------
James E. Stowers III* (41)   Director          Chief Executive Officer and Director, ACC
4500 Main Street                               Chief Executive Officer, ACIM, ASCS and seven
Kansas City, MO 64111                          other ACC subsidiaries Director, ACIM, ASCS
                                               and 12 other ACC subsidiaries(2)
----------------------------------------------------------------------------------------------------
Thomas A. Brown (60)         Director          Director of Plains States Development, Applied
4500 Main Street                               Industrial Technologies, Inc., a corporation
Kansas City, MO 64111                          engaged in the sale of bearings and power
                                               transmission products
----------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (67)  Director         Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
----------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (55)    Director         Senior Vice President and Associate
4500 Main Street                               Director, Midwest Research Institute
Kansas City, MO 64111
----------------------------------------------------------------------------------------------------
D.D. (Del) Hock (65)          Director         Retired, formerly Chairman, Public Service
4500 Main Street                               Company of Colorado
Kansas City, MO 64111                          Director, Service Tech, Inc., Hathaway
                                               Corporation, and J.D. Edwards & Company
----------------------------------------------------------------------------------------------------
Donald H. Pratt (63)          Director,        Chairman of the Board and Director,
4500 Main Street              Vice Chairman    Butler Manufacturing Company
Kansas City, MO 64111         of the Board     Director, Atlas-Copco North America, Inc.
----------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (54)   Director         Senior Vice President, Long Distance Finance,
4500 Main Street                               Sprint Corporation;
Kansas City, MO 64111                          Director, DST Systems, Inc.
----------------------------------------------------------------------------------------------------
(1)  Father of James E. Stowers III
(2)  Son of James E. Stowers, Jr.

18       American Century Investments                             1-800-345-2021

Committees

The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee       Members                 Function of Committee
----------------------------------------------------------------------------------------------------
Executive       James E. Stowers, Jr.   The Executive Committee performs the functions of
                James E. Stowers III    the Board of Directors between Board meetings,
                Donald H. Pratt         subject to the limitations on its power set
                                        out in the Maryland General Corporation
                                        Law, and except for matters required by
                                        the Investment Company Act to be acted
                                        upon by the whole Board.
----------------------------------------------------------------------------------------------------
Compliance and  Thomas A. Brown         The Compliance and Communications Committee
Communications  Donald H. Pratt         reviews the results of the funds' compliance testing
                Andrea                  C. Hall, Ph.D. program, reviews
                                        quarterly reports from the advisor to
                                        the Board regarding various compliance
                                        matters, and monitors the implementation
                                        of the funds' Code of Ethics, including
                                        any violations thereof.
----------------------------------------------------------------------------------------------------
Audit           M. Jeannine Strandjord  The Audit Committee recommends the engagement of the
                Robert W. Doering, M.D. funds' independent auditors and oversees its activities.
                D.D. (Del) Hock         The Committee receives reports from the
                                        advisor's Internal Audit Department,
                                        which is accountable to the committee.
                                        The Committee also receives reporting
                                        about compliance matters affecting the
                                        funds.
----------------------------------------------------------------------------------------------------
Nominating      Donald H. Pratt         The Nominating Committee primarily considers and
                D.D. (Del) Hock         recommends individuals for nomination as directors.
                Andrea C. Hall, Ph.D.   The names of potential director
                                        candidates are drawn from a number of
                                        sources, including recommendations from
                                        Board members, management and
                                        shareholders. This Committee also
                                        reviews and makes recommendations to the
                                        Board with respect to the composition of
                                        Board committees and other Board-related
                                        matters, including its organization,
                                        size, composition, responsibilities,
                                        functions and compensation.
----------------------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments     19

COMPENSATION OF DIRECTORS

The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets.
Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2000

                          Total Compensation      Total Compensation from the
Name of Director          from the Funds (1)      American Century Family of Funds(2)
Thomas A. Brown           $2,434                  $57,497
Robert W. Doering, M.D.   $2,365                  $55,750
Andrea C. Hall, Ph.D.     $2,389                  $56,250
D.D. (Del) Hock           $2,353                  $55,500
Donald H. Pratt           $2,497                  $58,749
Lloyd T. Silver, Jr. (3)  $2,377                  $56,000
M. Jeannine Strandjord    $2,464                  $58,000

(1)  Includes compensation paid to the directors during the fiscal year ended
March 31, 2000, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred Compensation Plan for
Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $880; Dr. Hall,
$1,200; Mr. Hock, $1,300; Mr. Pratt, $701; Mr. Silver, $1,006; and Ms.
Strandjord, $1,911.

(2) Includes compensation paid by the six investment company members of the
American Century family of funds served by this Board.

(3)  Mr. Silver retired from the Board on March 4, 2000.

The funds have adopted the Amended and Restated American Century Mutual Funds
Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts is credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended March 31, 2000.

20       American Century Investments                             1-800-345-2021

OFFICERS

Background information about the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company
Act) because of their affiliation with either the funds, ACC, ACC's subsidiaries
(including ACIM, ACSC and ACIS), or the funds' distributors (ACIS and FDI).

Name (Age)                   Position(s) Held   Principal Occupation(s)
Address                      with Funds         During Past Five Years
----------------------------------------------------------------------------------------------------
George A. Rio (45)           President          Executive Vice President and Director of Client
60 State Street, Suite 1300                     Services, FDI (March 1998 to present)
Boston, MA 02109                                Senior Vice President and Senior Key
                                                Account Manager, Putnam Mutual Funds
                                                (June 1995 to March 1998)
----------------------------------------------------------------------------------------------------
Christopher J. Kelley (35)   Vice President     Vice President and Associate General Counsel, FDI
60 State Street, Suite 1300                     (July 1996 to present)
Boston, MA 02109                                Assistant Counsel, Forum Financial Group (April
                                                1994 to July 1996)
----------------------------------------------------------------------------------------------------
Mary A. Nelson (36)          Vice President     Vice President and Manager of Treasury Services
60 State Street, Suite 1300                     and Administration, FDI (1994 to present)
Boston, MA 02109
----------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)    Vice President     Senior Vice President and Assistant Treasurer, ACSC
4500 Main Street             and
Kansas City, MO 64111        Treasurer
----------------------------------------------------------------------------------------------------
David C. Tucker (41)         Vice President     Senior Vice President, ACIM, ACSC, ACI and
4500 Main Street                                three other ACC subsidiaries
Kansas City, MO 64111                           (June 1998 to present)
                                                General Counsel, ACC and nine
                                                ACC subsidiaries (June 1998 to
                                                present) Consultant to mutual
                                                fund industry (May 1997 to April
                                                1998) Vice President and General
                                                Counsel, Janus Companies (1990
                                                to 1997)
----------------------------------------------------------------------------------------------------
Paul Carrigan Jr. (50)       Secretary          Secretary, ACC (February 1998 to present)
4500 Main Street                                Director of Legal Operations
Kansas City, MO 64111                           (February 1996 to present)
                                                Board Communications Manager, The Benham Company
                                                (April 1994 to January 1996)
----------------------------------------------------------------------------------------------------
Robert J. Leach (34)         Controller         Vice President and Controller--Fund Accounting,
4500 Main Street                                ACSC
Kansas City, MO 64111
----------------------------------------------------------------------------------------------------
Jon Zindel (32)              Tax Officer        Vice President and Director of Taxation, ACSC
4500 Main Street                                (1996 to present)
Kansas City, MO 64111                           Vice President, ACIM and 15 other ACC subsidiaries
                                                (April 1999 to present)
                                                Treasurer, American Century Ventures, Inc.
                                                (December 1999 to present)
                                                Tax Manager, Price Waterhouse LLP (1989 to 1996)
----------------------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments       21

CODE OF ETHICS

The funds, their investment advisor and principal underwriters have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and these codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the appropriate compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July 1, 2000, the following companies were the record owners of more than
5% of the outstanding shares of any class of a fund.

                      Investor Class
Fund                  Shareholder and Percentage of Shares Outstanding
----------------------------------------------------------------------------------------------------
Large Cap Value       UMB Bank NA as Trustee for American Century Services Corporation
                      Kansas City, Mo -- 9.3%
----------------------------------------------------------------------------------------------------
Value                 Charles Schwab & Company
                      San Francisco, CA -- 5.3%
                      National Financial Services Corp
                      New York, NY -- 6.5%
----------------------------------------------------------------------------------------------------
Small Cap Value       UMB Bank NA as Trustee for Utilicorp United Inc.
                      Retirement Investment Plan
                      Kansas City, MO - 14.4%
----------------------------------------------------------------------------------------------------
Equity Income         Charles Schwab & Company
                      San Francisco, CA -- 10.9%
----------------------------------------------------------------------------------------------------
Equity Index          None
----------------------------------------------------------------------------------------------------
Real Estate           Charles Schwab & Company
                      San Francisco, CA -- 30.0%
                      American Century Investment Management Inc.
                      Kansas City, MO -- 6.1%
----------------------------------------------------------------------------------------------------

                      Institutional Class
Fund                  Shareholder and Percentage of Shares Outstanding
----------------------------------------------------------------------------------------------------
Large Cap Value       None
----------------------------------------------------------------------------------------------------
Value                 Chase Manhattan Bank as Trustee for Robert Bosch Corporation
                      New York, NY -- 32.3%
                      Northern Trust Company as Trustee for Ericsson Retirement Plan
                      Richardson, TX -- 27.4%
                      Morgan Guaranty Trust Company Deferred Profit Sharing Plan
                      New York, NY -- 12.3%
                      Chase Manhattan Bank as Trustee for Winnebago Industries, Inc.
                      Deferred Compensation Plan
                      New York, NY -- 8.8%
                      Trustees of American Century Profit Sharing and 401(k)
                      Savings Plan and Trust
                      Kansas City, MO -- 8.3%
----------------------------------------------------------------------------------------------------
Small Cap Value       UMB Bank NA as Trustee for American Century Services Corporation
                      Kansas City, MO -- 82.0%
                      North Carolina Engineering Foundation
                      Raleigh, NC -- 18.0%
----------------------------------------------------------------------------------------------------

22        American Century Investments                             1-800-345-2021

                      Institutional Class
Fund                  Shareholder and Percentage of Shares Outstanding
----------------------------------------------------------------------------------------------------
Equity Income         Richbak Company
                      Richfield, MN -- 33.8%
                      Kirchbak Company
                      Richfield, MN -- 25.7%
                      Trustees of American Century Profit Sharing and 401(k)
                      Savings Plan and Trust
                      Kansas City, MO -- 18.8%
                      Morgan Guaranty Trust Company Trustee for Champion
                      International Company
                      New York, NY -- 12.7%
----------------------------------------------------------------------------------------------------
Equity Index          Chase Manhattan Bank as Trustee for Robert Bosch
                      Corporation New York, NY -- 8.3% Chase Manhattan Bank as
                      Trustee for Arch Coal, Inc.
                      New York, NY -- 5.5%
                      UMB Bank as Trustee for Andersen Corporation
                      Kansas City, MO -- 5.4%
----------------------------------------------------------------------------------------------------
Real Estate           Charles Schwab & Company
                      San Francisco, CA -- 65.3%
                      Trustees of American Century Profit Sharing and 401(k)
                      Savings Plan and Trust
                      Kansas City, MO -- 12.5%
                      Strafe & Company FBO Reily Retirement
                      Westerville, OH -- 8.0%
                      North Carolina Engineering Foundation
                      Raleigh, NC -- 7.8%
----------------------------------------------------------------------------------------------------

                      Advisor Class
Fund                  Shareholder and Percentage of Shares Outstanding
----------------------------------------------------------------------------------------------------
Large Cap Value       None
----------------------------------------------------------------------------------------------------
Value                 James B. Anderson Trustee for American Chamber of Commerce
                      Alexandria, VA -- 32.5%
                      Principal Life Insurance Company
                      Des Moines, IA -- 10.1%
                      American Express Trust Company
                      Minneapolis, MN -- 6.3%
----------------------------------------------------------------------------------------------------
Small Cap Value       Principal Life Insurance Company
                      Des Moines, IA -- 97.5%
----------------------------------------------------------------------------------------------------
Equity Income         Invesco Trust Company Trustee FBO Fisher and Phillips LLP
                      Concord, CA -- 16.0%
                      Penfirn Company
                      Omaha, NE -- 6.0% Charles Schwab & Company San
                      Francisco, -- CA 5.5%
----------------------------------------------------------------------------------------------------
Real Estate           None
----------------------------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of July 1, 2000, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

www.americancentury.com                   American Century Investments         23

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the funds as follows:

Fund                  Class          Percentage of Net Assets
--------------------------------------------------------------------------------
Large Cap Value       Investor       0.90% of first $1 billion
                                     0.80% of the next $4 billion
                                     0.70% over $5 billion
                      Institutional  0.70% of first $1 billion 0.60% of the next
                                     $4 billion 0.50% over $5 billion
                      Advisor        0.65% of first $1 billion
                                     0.55% of the next $4 billion
                                     0.45% over $5 billion
--------------------------------------------------------------------------------
Value                 Investor       1.00%
                      Institutional  0.80%
                      Advisor        0.75%
--------------------------------------------------------------------------------
Small Cap Value       Investor       1.25%
                      Institutional  1.05%
                      Advisor        1.00%
--------------------------------------------------------------------------------
Equity Income         Investor       1.00%
                      Institutional  0.80%
                      Advisor        0.75%
--------------------------------------------------------------------------------
Equity Index          Investor       0.49%
                      Institutional  0.29%
--------------------------------------------------------------------------------
Real Estate           Investor       1.20% of first $100 million
                                     1.15% over $100 million
                      Institutional  1.00% of first $100 million
                                     0.95% over $100 million
                      Advisor        0.95% of first $100 million
                                     0.90% over $100 million
--------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator being the number of days in the previous month and the denominator being 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following its execution, whichever comes first. The agreement will be in effect after that as long as it is specifically approved, at least annually, by (1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company

24      American Century Investments                              1-800-345-2021

Act) and (2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on this approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business, whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended March 31, 2000, 1999, and 1998, are indicated in the following table.

UNIFIED MANAGEMENT FEES
---------------------------------------------------------------------------------------------------
Fund                                 2000                    1999                     1998
---------------------------------------------------------------------------------------------------
Large Cap Value
  Investor                           $     72,002                    N/A                      N/A
  Institutional                               N/A                    N/A                      N/A
  Advisor                                     N/A                    N/A                      N/A
---------------------------------------------------------------------------------------------------
Value
  Investor                             17,395,789             21,943,111               22,462,663
  Institutional                           495,545                 88,534                 12,733(1)
  Advisor                                 453,476                394,296                  303,110
---------------------------------------------------------------------------------------------------
Small Cap Value
  Investor                                216,524                 71,636                      N/A
  Institutional                            12,964                  4,618                      N/A
  Advisor                                      62                    N/A                      N/A
---------------------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments             25

Fund                                 2000                    1999                       1998
---------------------------------------------------------------------------------------------------
Equity Income
  Investor                              3,284,147              3,171,000                2,719,021
  Institutional                            73,275                    810                      N/A
  Advisor                                 139,749                 34,006                    3,083
---------------------------------------------------------------------------------------------------
Equity Index
  Investor                                227,932                  4,659                      N/A
  Institutional                         1,055,989                 68,622                      N/A
---------------------------------------------------------------------------------------------------
Real Estate
  Investor                            1,285,860(2)            1,475,686                527,319(3)
  Institutional                         236,619(4)              224,102                 54,963(5)
  Advisor                                30,305(6)                  673                       N/A
---------------------------------------------------------------------------------------------------
(1) For the period July 31, 1997 (inception) through March 31, 1997.

(2) Includes $1,042,204 paid to RREEF America L.L.C. for the period April 1,
1999 through December 31, 1999.

(3) For the five months ended March 31, 1998. Does not include $25,548 of fees, the payment of which was voluntarily waived by the advisor.

(4) Includes $191,691 paid to RREEF America L.L.C., for the period April 1, 1999 through December 31, 1999.

(5) For the five months ended March 31, 1998. Does not include $3,001 of fees, the payment of which was voluntarily waived by the advisor.

(6) Includes $18,328 paid to RREEF America L.L.C. for the period April 1, 1999 through December 31, 1999.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

Special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor,
Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for
(i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of
FDI are paid by the advisor out of its unified fee.

DISTRIBUTORS

The funds' shares are distributed by FDI and ACIS, both registered broker-dealers. FDI is a wholly owned, indirect subsidiary of Boston
Institutional Group, Inc. FDI's principal business address is 60 State Street,
Suite 1300, Boston, Massachusetts 02109. ACIS is a wholly owned subsidiary of
ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.

The distributors are the principal underwriters of the funds' shares. The distributors make a continuous, best-efforts underwriting of the funds' shares.
This means the distributors have no liability for unsold shares.

26        American Century Investments                             1-800-345-2021

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598,
and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP are the independent auditors of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri
64106. As the independent auditors of the funds, Deloitte & Touche provides services including (1) audit of the annual financial statements for each fund,
(2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For Equity Index and the Real Estate Fund, the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the applicable investment subadvisory agreement.

The advisor, or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or the subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because this information and services may vary in amount, quality and reliability, its influence in selecting brokers varies from none to very substantial. The advisor or the subadvisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. This information and services will be in addition to and not in lieu of services that must be to be performed by the advisor. The advisor does not use brokers that provide such information and services to reduce the expense of providing required services to the funds.

In the fiscal periods March 31, 2000, 1999, and 1998, the brokerage commissions of each fund were as follows:

Fund                                 2000                1999             1998
------------------------------------------------------------------------------------
Large Cap Value                      $  9,212(1)                N/A              N/A
Value                                 6,143,830           8,037,803        8,771,789
Small Cap Value                          70,477              43,018              N/A
Equity Income                         1,133,324           1,184,393          812,420
Equity Index                             39,357               1,677              N/A
Real Estate                             612,952             444,518        164,977(2)

(1)  For the eight months ended March 31, 2000.

(2)  For the five months ended March 31, 1998.

www.americancentury.com                       American Century Investments     27

The brokerage commissions paid by the funds may exceed those that another broker might have charged for the same transactions because of the value of the brokerage and research services provided. Research services furnished by brokers through whom the funds make securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the funds' portfolios.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (that is, all funds') outstanding shares may be able to elect a
Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian, and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC.Under this plan, the funds may issue up to four classes of shares: an Investor Class, an
Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.

The Investor Class is available directly to investors without any load or commission, for a single unified management fee. The Institutional, Service and
Advisor Classes are available to institutional shareholders or through financial intermediaries that do not require the

28      American Century Investments                           1-800-345-2021

same level of shareholder and administrative services from the advisor as
Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and
Shareholder Services Plan (described below). The plan has been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services
Plan.

In adopting the Plan, the Board of Directors [including a majority of directors who are not interested persons of the funds (as defined in the Investment
Company Act), hereafter referred to as the independent directors] determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information about revenues and expenses under the Plan is presented to the Board of
Directors quarterly for its consideration in continuing the Plan. Continuance of the Plan must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plan may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the
Plan may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD)

Master Distribution and Shareholder Services Plan

As described in the Prospectuses, the funds' Advisor Class shares also is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and
Shareholder Services Plan. Following this Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily net assets of the funds'
Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended March 31, 2000, the aggregate amount of fees paid under the Plan were:

www.americancentury.com                   American Century Investments     29

Large Cap Value           $    N/A
Value                      302,181
Small Cap Value                 31
Equity Income               93,139
Real Estate                 15,943

Payments may be made for a variety of shareholder services, including, but not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that use the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares according to specific or preauthorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting for shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i)
preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and (j) providing other similar administrative and sub-transfer agency services. Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended March 31, 2000, the aggregate amount of fees paid under the Plan by the funds for shareholder services were:

Large Cap Value           $    N/A
Value                      151,091
Small Cap Value                 16
Equity Income               46,569
Real Estate                  7,971

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements; (b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds'
Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of the distributor; (d) the printing of prospectuses, statements of additional information and reports for other-than-existing investors; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' investors and prospective investors; (f) receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i)
assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of

30      American Century                             Investments 1-800-345-2021

the NASD; and (n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2000, the aggregate amount of fees paid under the Plan by the funds for distribution services were:

Large Cap Value           $    N/A
Value                      151,091
Small Cap Value                 16
Equity Income               46,569
Real Estate                  7,971

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the funds, except as otherwise noted, listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined according to procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers according to procedures established by the Board of Directors.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

www.americancentury.com                   American Century Investments    31

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined according to procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New
York Stock Exchange business day. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the exchange is not open and on which the funds' net asset values are not calculated. Therefore, these calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends from domestic corporations may qualify for the 70%
dividends-received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days.

Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares.
However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains to you with respect to these shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service for that fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If this election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to receive the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the shares. The mutual fund must meet a similar holding period requirement for foreign securities to which a dividend is attributable.
Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of those holdings

32     American Century Investments                              1-800-345-2021

will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.
Alternatively, the fund may elect to recognize cumulative gains on such investments and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and pay 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS.
Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31%
withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and you generally will recognize a gain or loss equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, postponing the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of those distributions are derived from interest on U.S.
government obligations which, if you received them directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS

The funds may invest in REITs that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might be required to file a tax return, to file a tax return and pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

www.americancentury.com                   American Century Investments      33

HOW FUND PERFORMANCE INFORMATION  IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following tables set forth the average annual total return for the various classes of the funds for the one-, five- and 10-year periods (or the period since inception) ended March 31, 2000, the last day of the funds' most recent fiscal year.

AVERAGE ANNUAL TOTAL RETURNS--INVESTOR CLASS
------------------------------------------------------------------------------------------
Fund                       1 year           5 years          10 years      From Inception
------------------------------------------------------------------------------------------
Large Cap Value            N/A             N/A               N/A         -7.22%
Value                     1.42%          13.68%              N/A         13.27%
Small Cap Value          14.37%            N/A               N/A          5.61%
Equity Income             3.88%          15.79%              N/A         15.88%
Equity Index               17.17%          N/A               N/A         19.88%
Real Estate               2.87%            N/A               N/A          9.27%

AVERAGE ANNUAL TOTAL RETURNS--INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
Fund                       1 year           5 years          10 years      From Inception
------------------------------------------------------------------------------------------
Large Cap Value            N/A              N/A              N/A              N/A
Value                     1.65%             N/A              N/A           2.83%
Small Cap Value          14.39%             N/A              N/A           9.42%
Equity Income             4.09%             N/A              N/A           3.29%
Equity Index             17.43%             N/A              N/A          20.12%
Real Estate               3.18%             N/A              N/A          -1.53%

AVERAGE ANNUAL TOTAL RETURNS--ADVISOR CLASS
------------------------------------------------------------------------------------------
Fund                       1 year           5 years          10 years      From Inception
------------------------------------------------------------------------------------------
Large Cap Value            N/A              N/A              N/A           N/A
Value                     1.36%             N/A              N/A           9.54%
Small Cap Value            N/A              N/A              N/A           6.86%
Equity Income             3.61%             N/A              N/A          10.95%
Real Estate               2.62%             N/A              N/A           3.30%

34           American Century Investments                       1-800-345-2021

The funds also may elect to advertise cumulative total return, computed as described above. The following table shows the cumulative total return of the funds by class since their respective inception dates (as noted) through March
31, 2000.

                                                    Cumulative
                                                    Total Return
Fund                      Class                     Since Inception           Date of Inception
-----------------------------------------------------------------------------------------------
Large Cap Value            Investor                 -7.22%                    07/30/99
                           Institutional            N/A                       N/A
                           Advisor                  N/A                       N/A
-----------------------------------------------------------------------------------------------
Value                      Investor                126.99%                    09/01/93
                           Institutional             7.73%                    07/31/97
                           Advisor                  37.49%                    10/02/96
-----------------------------------------------------------------------------------------------
Small Cap Value            Investor                  9.52%                    07/31/98
                           Institutional            13.71%                    10/26/98
-----------------------------------------------------------------------------------------------
Equity Income              Investor                130.43%                    08/01/94
                           Institutional             5.76%                    07/08/98
                           Advisor                  37.52%                    03/07/97
-----------------------------------------------------------------------------------------------
Equity Index               Investor                 21.86%                    02/26/99
                           Institutional            22.13%                    02/26/99
-----------------------------------------------------------------------------------------------
Real Estate                Investor                 49.35%                    09/21/95
                           Institutional            -4.22%                    06/16/97
                           Advisor                   4.92%                    10/06/98

ADDITIONAL PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields,
U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates
(source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
Markets); yield curves for AAA-rated, tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg
Financial Markets and Data Resources, Inc.); total returns on foreign bonds
(source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures
Index (source: Commodity Index Report); the price of gold (sources: London
a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills,
and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may use reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

www.americancentury.com                   American Century Investments      35

PERMISSIBLE ADVERTISING INFORMATION

In addition to any other permissible information, the funds may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement these discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products
(including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class, and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements of the funds are included in the Annual Reports to shareholders for the fiscal year ended March 31, 2000. Each Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone numbers shown on the back cover of this Statement of Additional Information.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectuses, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.

BOND RATINGS

S& P         Moody's     Description
--------------------------------------------------------------------------------
AAA          Aaa        These are the highest ratings assigned by S& P
                        and Moody's to a debt obligation. They indicate an
                        extremely strong capacity to pay interest and repay
                        principal.
--------------------------------------------------------------------------------
AA           Aa         Debt rated in this category is considered to have a
                        very strong capacity to pay interest and repay
                        principal. It differs from AAA/Aaa issues only in a
                        small degree.

36        American Century Investments                             1-800-345-2021

S& P         Moody's     Description
--------------------------------------------------------------------------------
A           A           Debt rated A has a strong capacity to pay interest and
                        repay principal although it is somewhat more susceptible
                        to the adverse effects of changes in circumstances and
                        economic conditions than debt in higher-rated
                        categories.
--------------------------------------------------------------------------------
BBB         Baa         Debt rated BBB/Baa is regarded as having an adequate
                        capacity to pay interest and repay principal. Whereas it
                        normally exhibits adequate protection parameters,
                        adverse economic conditions or changing circumstances
                        are more likely to lead to a weakened capacity to pay
                        interest and repay principal for debt in this category
                        than in higher-rated categories.
--------------------------------------------------------------------------------
BB          Ba          Debt rated BB/Ba has less near-term vulnerability to
                        default than other speculative issues. However, it faces
                        major ongoing uncertainties or exposure to adverse
                        business, financial or economic conditions that could
                        lead to inadequate capacity to meet timely interest and
                        principal payments. The BB rating category also is used
                        for debt subordinated to senior debt that is assigned an
                        actual or implied BBB- rating.
--------------------------------------------------------------------------------
B           B           Debt rated B has a greater vulnerability to default but
                        currently has the capacity to meet interest payments and
                        principal repayments. Adverse business, financial or
                        economic conditions will likely impair capacity or
                        willingness to pay interest and repay principal. The B
                        rating category is also used for debt subordinated to
                        senior debt that is assigned an actual or implied BB/Ba
                        or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC         Caa         Debt rated CCC/Caa has a currently identifiable
                        vulnerability to default and is dependent upon favorable
                        business, financial and economic conditions to meet
                        timely payment of interest and repayment of principal.
                        In the event of adverse business, financial or economic
                        conditions, it is not likely to have the capacity to pay
                        interest and repay principal. The CCC/Caa rating
                        category is also used for debt subordinated to senior
                        debt that is assigned an actual or implied B or B-/B3
                        rating.
--------------------------------------------------------------------------------
CC           Ca         The rating CC/Ca typically is applied to debt
                        subordinated to senior debt that is assigned an actual
                        or implied CCC/Caa rating.
--------------------------------------------------------------------------------
C           C           The rating C typically is applied to debt subordinated
                        to senior debt, which is assigned an actual or implied
                        CCC-Caa3 debt rating. The C rating may be used to cover
                        a situation where a bankruptcy petition has been filed,
                        but debt service payments are continued.
--------------------------------------------------------------------------------
CI          -           The rating CI is reserved for income bonds on which no
                        interest is being paid.
--------------------------------------------------------------------------------
D           D           Debt rated D is in payment default. The D rating
                        category is used when interest payments or principal
                        payments are not made on the date due even if the
                        applicable grace period has not expired, unless S& P
                        believes that such payments will be made during such
                        grace period. The D rating also will be used upon the
                        filing of a bankruptcy petition if debt service payments
                        are jeopardized.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard &
Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

www.americancentury.com                   American Century Investments       37

COMMERCIAL PAPER RATINGS

S&P       Moody's     Description
--------------------------------------------------------------------------------
A-1       Prime-1     This indicates that the degree of safety regarding timely
          (P-1)       payment is strong. Standard & Poor's rates those issues
                      determined to possess extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2       Prime-2     Capacity for timely payment on commercial paper is satisfactory,
          (P-2)       but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                      characteristics, while still appropriate, may be more
                      affected by external conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3       Prime-3     Satisfactory capacity for timely repayment. Issues that carry
          (P-3)       this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       Moody's         Description
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1   Notes are of the highest quality
                          enjoying strong protection from established cash flows
                          of funds for their servicing or from established and
                          broad-based access to the market for refinancing, or
                          both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2   Notes are of high quality with ample
                          margins of protection, although not so large as in the
                          preceding group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3   Notes are of favorable quality with all
                          security elements accounted for, but lacking the
                          undeniable strength of the preceding grades. Market
                          access for refinancing, in particular, is less likely
                          to be well-established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4   Notes are of adequate quality, carrying
                          specific risk but having protection and not distinctly
                          or predominantly speculative.
--------------------------------------------------------------------------------

38        American Century Investments                             1-800-345-2021

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Security and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

* In person                      SEC Public Reference Room
                                 Washington, D.C.
                                 Call 202-942-8090 for location and hours.

* On the Internet                EDGAR database at
                                   www.sec.gov

                               By email request at
                               publicinfo@sec.gov

* By mail                        SEC Public Reference Section
                                Washington, D.C.
                                    20549-010

Investment Company Act File No. 811-7820

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-20911   0008

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

PART C    OTHER INFORMATION

ITEM 23   Exhibits  (all  exhibits not filed herewith are being  incorporated herein by reference).

          (a)  (1)  Articles  of  Incorporation  of  Twentieth  Century  Capital
               Portfolios,  Inc., dated June 11, 1993 (filed  electronically  as
               Exhibit 1a to Post-Effective  Amendment No. 5 to the Registration
               Statement on July 31, 1996, File No. 33-64872).

               (2)  Articles   Supplementary   of  Twentieth   Century   Capital
               Portfolios,  Inc., dated March 11, 1996 (filed  electronically as
               Exhibit 1b to Post-Effective  Amendment No. 5 to the Registration
               Statement on July 31, 1996, File No. 33-64872).

               (3)  Articles   Supplementary   of  Twentieth   Century   Capital
               Portfolios, Inc. dated September 9, 1996 (filed electronically as
               Exhibit a3 to Post-Effective Amendment No. 15 to the Registration
               Statement on May 14, 1999, File No. 33-64872).

               (4)  Articles  of  Amendment   of   Twentieth   Century   Capital
               Portfolios, Inc., dated December 2, 1996 (filed electronically as
               Exhibit b1c to Post-Effective Amendment No. 7 to the Registration
               Statement on March 3, 1997, File No. 33-64872).

               (5)   Articles   Supplementary   of  American   Century   Capital
               Portfolios, Inc., dated December 2, 1996 (filed electronically as
               Exhibit b1d to Post-Effective Amendment No. 7 to the Registration
               Statement on March 3, 1997, File No. 33-64872).

               (6)   Articles   Supplementary   of  American   Century   Capital
               Portfolios,  Inc. dated April 30, 1997 (filed  electronically  as
               Exhibit b1e to Post-Effective Amendment No. 8 to the Registration
               Statement on May 21, 1997, File No. 33-64872).

               (7)  Certificate  of  Correction  of  Articles  Supplementary  of
               American  Century  Capital  Portfolios,  Inc.  dated May 15, 1997
               (filed electronically as Exhibit b1f to Post-Effective  Amendment
               No. 8 to the  Registration  Statement on May 21,  1997,  File No.
               33-64872).

               (8) Articles of Merger merging RREEF  Securities  Fund, Inc. with and into American Century Capital Portfolios, Inc. dated June 13,
               1997  (filed  electronically  as  Exhibit  a8  to  Post-Effective
               Amendment No. 15 to the  Registration  Statement on May 14, 1999,
               File No. 33-64872).

               (9)   Articles   Supplementary   of  American   Century   Capital
               Portfolios, Inc. dated December 18, 1997 (filed electronically as
               Exhibit b1g to Post-Effective Amendment No. 9 to the Registration
               Statement on February 17, 1998, File No. 33-64872).

               (10)  Articles   Supplementary   of  American   Century   Capital
               Portfolios,  Inc.  dated June 1, 1998  (filed  electronically  as
               Exhibit   b1h  to   Post-Effective   Amendment   No.  11  to  the
               Registration Statement on June 26, 1998, File No. 33-64872).

               (11)  Articles   Supplementary   of  American   Century   Capital
               Portfolios,  Inc. dated January 29, 1999 (filed electronically as
               Exhibit   b1i  to   Post-Effective   Amendment   No.  14  to  the
               Registration  Statement on December 29, 1998, File No. 33-64872).

               (12)  Articles   Supplementary   of  American   Century   Capital
               Portfolios, Inc. dated February 16, 1999 (filed electronically as
               Exhibit   a12  to   Post-Effective   Amendment   No.  15  to  the
               Registration Statement on May 14, 1999, File No. 33-64872).

               (13)  Articles   Supplementary   of  American   Century   Capital
               Portfolios,  Inc.  dated June 2, 1999  (filed  electronically  as
               Exhibit   a13  to   Post-Effective   Amendment   No.  16  to  the
               Registration Statement on July 29, 1999, File No. 33-64872).

               (14)  Articles   Supplementary   of  American   Century   Capital
               Portfolios, Inc. dated June 8, 2000 is included herein.

          (b)  (1) By-Laws of Twentieth Century Capital Portfolios,  Inc. (filed electronically as Exhibit 2 to Post-Effective  Amendment No. 5 to
               the Registration Statement on July 31, 1996, File No. 33-64872).

               (2) Amendment to By-Laws of American Century Capital  Portfolios,
               Inc.  (filed  electronically  as  Exhibit  b2b to  Post-Effective
               Amendment  No. 9 to the  Registration  Statement  on February 17,
               1998, File No. 33-64872).

          (c)  Registrant hereby incorporates by reference,  as though set forth fully herein,  Article Fifth,  Article Seventh and Article Eighth of Registrants Articles of Incorporation, appearing as Exhibit 1a to Post-Effective Amendment No. 5 on Form N-1A of the Registrant;
               and  Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 33, 39, 40, 45 and
               46  of   Registrants   By-Laws   appearing   as   Exhibit   2  to
               Post-Effective  Amendment  No. 5 on Form N-1A of the  Registrant,
               and Sections 25, 30, and 31 of  Registrants  Amendment to By-Laws
               appearing as Exhibit 2b to Post-Effective Amendment No. 9 on Form
               N-1A of the Registrant.

          (d)  (1)  Management   Agreement   between  American  Century  Capital
               Portfolios, Inc. and American Century Investment Management, Inc.
               dated  August 1, 1997  (filed  electronically  as Exhibit  b5a to
               Post-Effective  Amendment No. 9 to the Registration  Statement on
               February 17, 1998, File No. 33-64872).

               (2) Subadvisory Agreement by and between American Century Capital
               Portfolios,  Inc., American Century Investment  Management,  Inc.
               and J.P. Morgan Investment Management Inc., dated January 1, 2000 is included herein.

               (3) Addendum to Management  Agreement  between  American  Century
               Capital   Portfolios,   Inc.  and  American  Century   Investment
               Management,  Inc.  dated July 30, 1998 (filed  electronically  as
               Exhibit   b5c  to   Post-Effective   Amendment   No.  11  to  the
               Registration Statement on June 26, 1998, File No. 33-64872).

               (4) Subadvisory  Agreement  between Barclays Global Fund Advisers and American Century  Investment  Management,  Inc. dated January
               29, 1999 (filed  electronically  as Exhibit b5d to Post-Effective
               Amendment  No. 14 to the  Registration  Statement on December 29,
               1998, File No. 33-64872).

               (5) Addendum to Management  Agreement  between  American  Century
               Capital   Portfolios,   Inc.  and  American  Century   Investment
               Management,  Inc. dated January 29, 1999 (filed electronically as
               Exhibit   b5e  to   Post-Effective   Amendment   No.  14  to  the
               Registration Statement on December 29, 1998, File No. 33-64872).

               (6) Addendum to Management  Agreement  between  American  Century
               Capital   Portfolios,   Inc.  and  American  Century   Investment
               Management,  Inc.  dated July 30, 1999 (filed  electronically  as
               Exhibit b6 to Post-Effective Amendment No. 16 to the Registration
               Statement on July 29, 1999, File No. 33-64872).

               (7)  Amendment  No. 1 to Management  Agreement  between  American
               Century Capital Portfolios,  Inc. and American Century Investment
               Management, Inc. dated January 1, 2000 is included herein.

          (e)  (1)  Distribution  Agreement  between  American  Century  Capital
               Portfolios,  Inc. and Funds Distributor,  Inc., dated January 15,
               1998  (filed  electronically  as  Exhibit  b6  to  Post-Effective
               Amendment  No.  28 to  the  Registration  Statement  of  American
               Century  Target  Maturities  Trust on January 30, 1998,  File No.
               2-94608).

               (2)  Amendment  No.  1  to  the  Distribution  Agreement  between
               American Century Capital Portfolios,  Inc. and Funds Distributor,
               Inc. dated June 1, 1998 (filed  electronically  as Exhibit b6b to
               Post-Effective  Amendment No. 11 to the Registration Statement on
               June 26, 1998, File No. 33-64872).

               (3)  Amendment  No.  2  to  the  Distribution  Agreement  between
               American Century Capital Portfolios,  Inc. and Funds Distributor,
               Inc. dated December 1, 1998 (filed  electronically as Exhibit b6c to Post-Effective  Amendment No. 12 to the Registration Statement
               of American  Century  World  Mutual  Funds,  Inc. on November 13,
               1998, File No. 33-39242).

               (4)  Amendment  No.  3  to  the  Distribution  Agreement  between
               American Century Capital Portfolios,  Inc. and Funds Distributor,
               Inc. dated January 29, 1999 (filed  electronically  as Exhibit e4 to Post-Effective  Amendment No. 24 to the Registration Statement
               of  American  Century  Variable  Portfolios,  Inc. on January 15,
               1999, File No. 33-14567).

               (5)  Amendment  No.  4  to  the  Distribution  Agreement  between
               American Century Capital Portfolios,  Inc. and Funds Distributor,
               Inc. dated July 30, 1999 (filed  electronically  as Exhibit e5 to
               Post-Effective  Amendment No. 16 to the Registration Statement on
               July 29, 1999, File No. 33-64872).

               (6)  Amendment  No.  5  to  the  Distribution  Agreement  between
               American Century Capital Portfolios,  Inc. and Funds Distributor,
               Inc. dated November 19, 1999 (filed  electronically as Exhibit e6 to Post-Effective  Amendment No. 87 to the Registration Statement
               of American Century Mutual Funds, Inc. on November 29, 1999, File
               No. 2-14213).

               (7)  Amendment  No.  6  to  the  Distribution  Agreement  between
               American Century Capital Portfolios,  Inc. and Funds Distributor,
               Inc.  dated June 1, 2000 (filed  electronically  as Exhibit e7 to
               Post-Effective  Amendment No. 19 to the Registration Statement of
               American  Century World Mutual Funds,  Inc. on May 25, 2000, File
               No. 33-39242).

               (8)  Distribution  Agreement  between  American  Century  Capital
               Portfolios,  Inc. and American Century Investment Services,  Inc.
               dated  March 13,  2000  (filed  electronically  as  Exhibit e7 to
               Post-Effective  Amendment No. 17 to the Registration Statement of
               American Century World Mutual Funds, Inc. on March 30, 2000, File
               No. 33-39242).

               (9)  Amendment  No.  1  to  the  Distribution  Agreement  between
               American  Century Capital  Portfolios,  Inc. and American Century
               Investment   Services,   Inc.   dated   June   1,   2000   (filed
               electronically as Exhibit e9 to  Post-Effective  Amendment No. 19
               to the  Registration  Statement of American  Century World Mutual
               Funds, Inc. on May 25, 2000, File No. 33-39242).

          (f)  Not applicable.

          (g)  (1) Master Agreement by and between  Twentieth  Century Services,
               Inc.  and  Commerce  Bank,  N.A.  dated  January  22, 1997 (filed electronically as Exhibit 8e to  Post-Effective  Amendment No. 76
               to the  Registration  Statement of American Century Mutual Funds,
               Inc. on February 28, 1997, File No. 2-14213).

               (2) Global Custody Agreement between The Chase Manhattan Bank and the  Twentieth  Century and Benham  Funds,  dated  August 9, 1996
               (filed  electronically as Exhibit 8 to  Post-Effective  Amendment
               No.  31  to  the  Registration   Statement  of  American  Century
               Government Income Trust on February 7, 1997, File No. 2-99222).

          (h)  (1) Transfer Agency Agreement, dated as of August 1, 1993, by and between Twentieth Century Capital Portfolios,  Inc. and Twentieth
               Century  Services,  Inc.  (filed  electronically  as Exhibit 9 to
               Post-Effective  Amendment No. 5 to the Registration  Statement on
               July 31, 1996, File No. 33-64872).

               (2) Credit Agreement between American Century Funds and The Chase
               Manhattan Bank, as Administrative  Agent dated as of December 21,
               1999  (filed  electronically  as  Exhibit  h3  to  Post-Effective
               Amendment  No.  29 to  the  Registration  Statement  of  American
               Century  California  Tax-Free and Municipal Funds on December 29,
               1999, File No. 2-82734).

          (i)  Opinion and Consent of Counsel (filed electronically as Exhibit i to Post-Effective  Amendment No. 16 to the Registration Statement
               on July 29, 1999, File No. 33-64872).

          (j)  (1) Consent of Deloitte & Touche LLP is included herein.

               (2)  Power  of   Attorney   dated   February   19,   1999  (filed
               electronically as Exhibit j2 to  Post-Effective  Amendment No. 15
               to  the  Registration   Statement  on  May  14,  1999,  File  No.
               33-64872).

          (k)  Not applicable.

          (l)  Not applicable.

          (m)  (1)  Master   Distribution  and  Shareholder   Services  Plan  of
               Twentieth  Century Capital  Portfolios,  Inc.,  Twentieth Century
               Investors,  Inc.,  Twentieth Century Strategic Asset Allocations,
               Inc. and Twentieth Century World Investors,  Inc. (Advisor Class)
               dated September 3, 1996 (filed  electronically as Exhibit b15a to
               Post-Effective  Amendment No. 9 to the Registration  Statement on
               February 17, 1998, File No. 33-64872).

               (2)  Amendment  No.  1 to  Master  Distribution  and  Shareholder
               Services  Plan of  American  Century  Capital  Portfolios,  Inc.,
               American Century Mutual Funds,  Inc.,  American Century Strategic
               Asset Allocations,  Inc. and American Century World Mutual Funds,
               Inc. (Advisor Class) dated June 13, 1997 (filed electronically as
               Exhibit  b15d  to   Post-Effective   Amendment   No.  77  to  the
               Registration  Statement of American Century Mutual Funds, Inc. on
               July 17, 1997, File No. 2-14213).

               (3)  Amendment  No.  2 to  Master  Distribution  and  Shareholder
               Services  Plan of  American  Century  Capital  Portfolios,  Inc.,
               American Century Mutual Funds,  Inc.,  American Century Strategic
               Asset Allocations,  Inc. and American Century World Mutual Funds,
               Inc.   (Advisor   Class)   dated   September   30,   1997  (filed
               electronically as Exhibit b15c to Post-Effective Amendment No. 78
               to the  Registration  Statement of American Century Mutual Funds,
               Inc. on February 26, 1998, File No. 2-14213).

               (4)  Amendment  No.  3 to  Master  Distribution  and  Shareholder
               Services  Plan of  American  Century  Capital  Portfolios,  Inc.,
               American Century Mutual Funds,  Inc.,  American Century Strategic
               Asset Allocations,  Inc. and American Century World Mutual Funds,
               Inc. (Advisor Class) dated June 30, 1998 (filed electronically as
               Exhibit  b15e  to   Post-Effective   Amendment   No.  11  to  the
               Registration Statement on June 26, 1998, File No. 33-64872).

               (5)  Amendment  No.  4 to  Master  Distribution  and  Shareholder
               Services  Plan of  American  Century  Capital  Portfolios,  Inc.,
               American Century Mutual Funds,  Inc.,  American Century Strategic
               Asset Allocations,  Inc. and American Century World Mutual Funds,
               Inc.   (Advisor   Class)   dated   November   13,   1998   (filed
               electronically as Exhibit b15e to Post-Effective Amendment No. 12
               to the  Registration  Statement of American  Century World Mutual
               Funds, Inc. on November 13, 1998, File No. 33-39242).

               (6)  Amendment  No.  5 to  Master  Distribution  and  Shareholder
               Services  Plan of  American  Century  Capital  Portfolios,  Inc.,
               American Century Mutual Funds,  Inc.,  American Century Strategic
               Asset Allocations,  Inc. and American Century World Mutual Funds,
               Inc.   (Advisor   Class)   dated   February   16,   1999   (filed
               electronically as Exhibit m6 to  Post-Effective  Amendment No. 83
               to the  Registration  Statement of American Century Mutual Funds,
               Inc. on February 26, 1999, File No. 2-14213).

               (7)  Amendment  No.  6 to  Master  Distribution  and  Shareholder
               Services  Plan of  American  Century  Capital  Portfolios,  Inc.,
               American Century Mutual Funds,  Inc.,  American Century Strategic
               Asset Allocations,  Inc. and American Century World Mutual Funds,
               Inc. (Advisor Class) dated July 30, 1999 (filed electronically as
               Exhibit m7 to Post-Effective Amendment No. 16 to the Registration
               Statement on July 29, 1999, File No. 33-64872).

               (8)  Amendment  No.  7 to  Master  Distribution  and  Shareholder
               Services  Plan of  American  Century  Capital  Portfolios,  Inc.,
               American Century Mutual Funds,  Inc.,  American Century Strategic
               Asset Allocations,  Inc. and American Century World Mutual Funds,
               Inc.   (Advisor   Class)   dated   November   19,   1999   (filed
               electronically as Exhibit m8 to  Post-Effective  Amendment No. 87
               to the  Registration  Statement of American Century Mutual Funds,
               Inc. on November 29, 1999, File No. 2-14213).

               (9)  Amendment  No.  8 to  Master  Distribution  and  Shareholder
               Services  Plan of  American  Century  Capital  Portfolios,  Inc.,
               American Century Mutual Funds,  Inc.,  American Century Strategic
               Asset Allocations,  Inc. and American Century World Mutual Funds,
               Inc. (Advisor Class) dated June 1, 2000 (filed  electronically as
               Exhibit m9 to Post-Effective Amendment No. 19 to the Registration
               Statement of American Century World Mutual Funds, Inc. on May 25,
               2000, File No. 33-39242).

               (10)  Shareholder  Services  Plan  of  Twentieth  Century  Capital
               Portfolios,  Inc.,  Twentieth Century Investors,  Inc., Twentieth
               Century Strategic Asset  Allocations,  Inc. and Twentieth Century
               World  Investors,  Inc.  (Service  Class) dated September 3, 1996
               (filed electronically as Exhibit b15b to Post-Effective Amendment
               No. 9 to the  Registration  Statement on February 17, 1998,  File
               No. 33-64872).

          (n)  Not applicable.

          (o)  (1) Multiple Class Plan of Twentieth Century Capital  Portfolios,
               Inc.,  Twentieth  Century  Investors,   Inc.,  Twentieth  Century
               Strategic  Asset  Allocations,  Inc. and Twentieth  Century World
               Investors,  Inc. dated September 3, 1996 (filed electronically as
               Exhibit b18 to Post-Effective Amendment No. 9 to the Registration
               Statement on February 17, 1998, File No. 33-64872).

               (2)  Amendment No. 1 to Multiple  Class Plan of American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World  Mutual  Funds,  Inc.  dated June 13,  1997 (filed electronically as Exhibit b18b to Post-Effective Amendment No. 77
               to the  Registration  Statement of American Century Mutual Funds,
               Inc. on July 17, 1997, File No. 2-14213).

               (3)  Amendment No. 2 to Multiple  Class Plan of American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century World Mutual Funds,  Inc. dated September 30, 1997 (filed electronically as Exhibit b18c to Post-Effective Amendment No. 78
               to the  Registration  Statement of American Century Mutual Funds,
               Inc. on February 26, 1998, File No. 2-14213).

               (4)  Amendment No. 3 to Multiple  Class Plan of American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World  Mutual  Funds,  Inc.  dated June 30,  1998 (filed electronically as Exhibit b18d to Post-Effective Amendment No. 11
               to the Registration Statement on June 26, 1998, 33-64872).

               (5)  Amendment No. 4 to Multiple  Class Plan of American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century World Mutual Funds,  Inc.  dated November 13, 1998 (filed electronically as Exhibit b18e to Post-Effective Amendment No. 12
               to the  Registration  Statement of American  Century World Mutual
               Funds, Inc. on November 13, 1998, File No. 33-39242).

               (6)  Amendment No. 5 to Multiple  Class Plan of American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World Mutual Funds,  Inc.  dated January 29, 1999 (filed electronically as Exhibit b18f to Post-Effective Amendment No. 14
               to the  Registration  Statement on December  29,  1998,  File No.
               33-64872).

               (7)  Amendment No. 6 to Multiple  Class Plan of American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World  Mutual  Funds,  Inc.  dated July 30,  1999 (filed electronically as Exhibit o7 to  Post-Effective  Amendment No. 16
               to  the  Registration  Statement  on  July  29,  1999,  File  No.
               33-64872).

               (8)  Amendment No. 7 to Multiple  Class Plan of American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century World Mutual Funds,  Inc.  dated November 19, 1999 (filed electronically as Exhibit o8 to  Post-Effective  Amendment No. 87
               to the  Registration  Statement of American Century Mutual Funds,
               Inc. on November 29, 1999, File No. 2-14213).

               (9)  Amendment No. 8 to Multiple  Class Plan of American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World  Mutual  Funds,  Inc.  dated  June 1, 2000  (filed electronically as Exhibit o9 to  Post-Effective  Amendment No. 19
               to the  Registration  Statement of American  Century World Mutual
               Funds, Inc. on May 25, 2000, File No. 33-39242).

          (p)  (1) American  Century  Code of Ethics  (filed  electronically  as
               Exhibit p1 to Post-Effective Amendment No. 16 to the Registration
               Statement of American  Century World Mutual Funds,  Inc. on March
               10, 2000, File No. 33-39242).

               (2) Funds Distributor,  Inc. Code of Ethics (filed electronically
               as  Exhibit  p2  to  Post-Effective   Amendment  No.  16  to  the
               Registration  Statement of American  Century  World Mutual Funds,
               Inc. on March 10, 2000, File No. 33-39242).

ITEM 24.  Persons Controlled by or Under Common Control with Registrant - None.

ITEM 25.  Indemnification.

          The  Registrant  is a  Maryland  corporation.  Section  2-418  of  the
          Maryland  General  Corporation  Law allows a Maryland  corporation  to indemnify its officers, directors,  employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's  Articles of  Incorporation  requires the indemnification of the Registrant's  directors and officers to the extent permitted by Section 2-418 of the Maryland General  Corporation
          Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and  directors  against  certain  liabilities  which such officers and directors  may incur while  acting in such  capacities  and  providing reimbursement  to the Registrant for sums which it may be permitted or
          required   to  pay  to  its   officers   and   directors   by  way  of
          indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

ITEM 26.  Business and Other Connections of Investment Advisor.

          American Century Investment Management,  Inc., the investment advisor, is engaged in the  business of  managing  investments  for  registered
          investment   companies,   deferred   compensation   plans   and  other
          institutional investors.

ITEM 27.  Principal Underwriters

     I.   (a) Funds  Distributor,  Inc. (FDI) acts as principal  underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
The Brinson Funds
CDC MPT+ Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Global Funds, Inc.
Dresdner RCM Investment Funds Inc.
GMO Trust
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Nomura Pacific Basin Fund, Inc.
Orbitex Group of Funds
The Saratoga Advantage Trust
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
The Skyline Funds
St. Clair Funds, Inc.
TD Waterhouse Family of Funds, Inc.
TD Waterhouse Trust

    FDI  is  registered  with  the  Securities  and  Exchange  Commission  as  a broker-dealer and is a member of the National Association of Securities Dealers.
FDI is located at 60 State Street, Suite 1300, Boston,  Massachusetts 02109. FDI
is an indirect  wholly-owned  subsidiary of Boston  Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive  officers,  directors and partners of FDI:

Name and Principal Business Address*  Positions and Offices with          Positions and Offices with
                                      Underwriter                         Registrant

Marie E. Connolly                     Director, President and Chief       None
                                      Executive Officer

George A. Rio                         Executive Vice President            President, Principal Executive
                                                                          and Principal Financial Officer

Gary S. MacDonald                     Executive Vice President and        None
                                      Chief Administrative Officers
Charles W. Carr                       Executive Vice President            None

William S. Nichols                    Executive Vice President            None

Margaret W. Chambers                  Senior Vice President, General      None
                                      Counsel, Chief Compliance
                                      Officer, Secretary and Clerk

Joseph F. Tower, III                  Senior Vice President, and          None
                                      Treasurer

Judith K. Benson                      Senior Vice President               None

William J. Nutt                       Chairman and Director               None

William J. Stetter                    Senior Vice President and Chief     None
                                      Financial Officer

Christopher J. Kelley                 Senior Vice President and Deputy    Vice President
                                      General Counsel

John Lehning                          Senior Vice President               None

John Prosperi                         Senior Vice President               None

* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c) Not applicable.

     II.  (a)  American  Century  Investment  Services,   Inc.  (ACIS)  acts  as
          principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

    ACIS  is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

          (b) The following is a list of the executive  officers and partners of
          ACIS:

Name and Principal                  Positions and Offices              Positions and Offices
Business Address*                   with Underwriter                   with Registrant
-----------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.               Chairman and Director              Chairman
                                                                       and Director

W. Gordon Snyder                    President                          none

James E. Stowers III                Chief Executive Officer   Director
                                    and Director

William M. Lyons                    Chief Operating Officer, Executive none
                                    Vice President, Secretary
                                    and Director

Robert T. Jackson                   Executive Vice President           none
                                    and Chief Financial Officer

Kevin Cuccias                       Senior Vice President              none

Brian Jeter                         Senior Vice President              none

Mark Killen                         Senior Vice President              none

Tom Kmak                            Senior Vice President              none

David C. Tucker                     Senior Vice President              Vice President
                                    and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

         (c) Not applicable.

ITEM 28.  Location of Accounts and Records.

          All accounts,  books and other documents  required to be maintained by
          Section 31(a) of the 1940 Act, and the rules  promulgated  thereunder, are  in  the  possession  of  Registrant,  American  Century  Services
          Corporation  and American  Century  Investment  Management,  Inc., all
          located at 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29.  Management Services - Not applicable.

ITEM 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for  effectiveness of this  Post-Effective  Amendment No. 17 to its
Registration  Statement pursuant to Rule 485(b) promulgated under the Securities
Act of 1933, as amended,  and has duly caused this Post-Effective  Amendment No.
17 to its Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized,  in the City of Kansas City, State of Missouri on the
28th day of July, 2000.

                                    American Century Capital Portfolios, Inc.
                                                 (Registrant)

                                    By:  /*/George A. Rio
                                         George A. Rio, President,
                                         Principal Executive and
                                         Principal Financial Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 17 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                                 Title                           Date
---------                                 -----                           ----
*George A. Rio                     President, Principal Executive    July 28, 2000
-------------------------          and Principal Financial Officer
George A. Rio

*Maryanne Roepke                   Vice President and Treasurer      July 28, 2000
-------------------------
Maryanne Roepke

*James E. Stowers, Jr.             Director                          July 28, 2000
-------------------------
James E. Stowers, Jr.

*James E. Stowers III              Director                          July 28, 2000
-------------------------
James E. Stowers, III

*Thomas A. Brown                   Director                          July 28, 2000
-------------------------
Thomas A. Brown

*Robert W. Doering, M.D.           Director                          July 28, 2000
-------------------------
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.             Director                          July 28, 2000
-------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock                  Director                          July 28, 2000
-------------------------
D. D. (Del) Hock

*Donald H. Pratt                   Director                          July 28, 2000
-------------------------
Donald H. Pratt

*Lloyd T. Silver, Jr.              Director                          July 28, 2000
-------------------------
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord            Director                          July 28, 2000
-------------------------
M. Jeannine Strandjord

*By /s/Janet A. Nash
    Janet A. Nash
    Attorney-in-Fact